AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 29, 2001

                               FILE NO. 333-78761
                                    811-8914
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                            ------------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                      |X|
                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]

                         POST-EFFECTIVE AMENDMENT NO. 4                    |X|
                                     AND/OR


                             REGISTRATION STATEMENT
                                      UNDER

                     THE INVESTMENT COMPANY ACT OF 1940 |X|
                               AMENDMENT NO. 4 |X|


                        (CHECK APPROPRIATE BOX OR BOXES.)

                            ------------------------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                           (EXACT NAME OF REGISTRANT)
                         PHL VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                            ------------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                            ------------------------

                                  Dona D. Young
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                        ---------------------------------
                                    Copy to:


                             Richard J. Wirth, Esq.
                        PHL Variable Insurance Company

                                One American Row
                             Hartford, CT 06102-5056

                        ---------------------------------

It is proposed that this filing will become effective (check appropriate space):
      |X| Immediately upon filing pursuant to paragraph (b) of Rule 485
      [ ] On October 29, 2001 pursuant to paragraph (b) of Rule 485
      [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      [ ] On ________ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

================================================================================

                                     PART A

                            RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY
PROSPECTUS                                                      OCTOBER 29, 2001

    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account, the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.



THE PHOENIX EDGE SERIES FUND
  [diamond] Phoenix-Aberdeen International Series
  [diamond] Phoenix-Aberdeen New Asia Series


  [diamond] Phoenix-AIM Mid-Cap Equity Series
  [diamond] Phoenix-Alliance/Bernstein Growth + Value Series


  [diamond] Phoenix-Deutsche Dow 30 Series
  [diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
  [diamond] Phoenix-Engemann Nifty Fifty Series
  [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Federated U.S. Government Bond Series(1) [diamond] Phoenix-Goodwin Money Market Series
  [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
  [diamond] Phoenix-J.P. Morgan Research Enhanced Index Series


  [diamond] Phoenix-Janus Core Equity Series


  [diamond] Phoenix-Janus Flexible Income Series
  [diamond] Phoenix-Janus Growth Series


  [diamond] Phoenix-MFS Investors Growth Stock Series
  [diamond] Phoenix-MFS Investors Trust Series
  [diamond] Phoenix-MFS Value Series


  [diamond] Phoenix-Morgan Stanley Focus Equity Series [diamond] Phoenix-Oakhurst Balanced Series
  [diamond] Phoenix-Oakhurst Growth and Income Series [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
  [diamond] Phoenix-Seneca Strategic Theme Series


AIM VARIABLE INSURANCE FUNDS
  [diamond] AIM V.I.Capital Appreciation Fund
  [diamond] AIM V.I.Value Fund

THE ALGER AMERICAN FUND
  [diamond] Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS

  [diamond] Deutsche VIT EAFE(R) Equity Index Fund
  [diamond] Deutsche VIT Equity 500 Index Fund


FEDERATED INSURANCE SERIES
  [diamond] Federated Fund for U.S. Government Securities II
  [diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  [diamond]  VIP Contrafund(R) Portfolio
  [diamond]  VIP Growth Opportunities Portfolio
  [diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  [diamond]  Mutual Shares Securities
             Fund -- Class 2
  [diamond]  Templeton Asset Strategy Fund -- Class 2(1)
  [diamond]  Templeton Developing Markets Securities Fund --
             Class 2(1)
  [diamond]  Templeton Growth Securities Fund-- Class 2
  [diamond]  Templeton International Securities Fund-- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  [diamond]  Technology Portfolio

WANGER ADVISORS TRUST
  [diamond]  Wanger Foreign Forty
  [diamond]  Wanger International Small Cap
  [diamond]  Wanger Twenty
  [diamond]  Wanger U.S. Small Cap


(1) Not available to new investors.


    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal. The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT: [envelope]  PHOENIX VARIABLE PRODUCTS
                                                       MAIL OPERATIONS
                                                       PO Box 8027
                                                       Boston, MA 02266-8027
                                           [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
Heading                                                    Page
--------------------------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    7
FINANCIAL HIGHLIGHTS......................................    8
PERFORMANCE HISTORY.......................................    8
THE VARIABLE ACCUMULATION ANNUITY.........................    8
PHL VARIABLE AND THE ACCOUNT .............................    8
INVESTMENTS OF THE ACCOUNT................................    9
   The Phoenix Edge Series Fund...........................    9
   AIM Variable Insurance Funds...........................   10
   The Alger American Fund................................   10
   Deutsche Asset Management VIT Funds....................   10
   Federated Insurance Series.............................   10
   Fidelity(R) Variable Insurance Products................  10
   Franklin Templeton Variable Insurance Products Trust...   10
   The Universal Institutional Funds, Inc.................   10
   Wanger Advisors Trust..................................   11
   Investment Advisors....................................   11
   Services of the Advisors...............................   12
GIA.......................................................   12
MVA.......................................................   13
PURCHASE OF CONTRACTS.....................................   13
DEDUCTIONS AND CHARGES....................................   13
   Daily Deductions from the Separate Account.............   13
     Premium Tax..........................................   13
     Mortality and Expense Risk Fee.......................   13
     Administrative Fee...................................   14
     Administrative Charge................................   14
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   14
   Market Value Adjustment................................   14
   Other Charges..........................................   14
THE ACCUMULATION PERIOD...................................   14
   Accumulation Units.....................................   14
   Accumulation Unit Values...............................   15
   Transfers .............................................   15
   Optional Programs & Benefits...........................   15
       Dollar Cost Averaging Program......................   15
       Asset Rebalancing Program..........................   16
   Surrender of Contract; Partial Withdrawals.............   16
   Lapse of Contract......................................   16
   Payment Upon Death Before Maturity Date ...............   16
THE ANNUITY PERIOD........................................   17
   Variable Accumulation Annuity Contracts................   17
   Annuity Payment Options ...............................   17
     Other Options and Rates..............................   19
     Other Conditions.....................................   19
   Payment Upon Death After Maturity Date.................   19
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   20
   Valuation Date.........................................   20
   Valuation Period.......................................   20
   Accumulation Unit Value................................   20
   Net Investment Factor..................................   20
MISCELLANEOUS PROVISIONS..................................   20
   Assignment.............................................   20
   Deferment of Payment ..................................   20
   Free Look Period.......................................   20
   Amendments to Contracts................................   20
   Substitution of Fund Shares............................   21
   Ownership of the Contract..............................   21
FEDERAL INCOME TAXES......................................   21
   Introduction...........................................   21
   Income Tax Status......................................   21
   Taxation of Annuities in General--Non-Qualified Plans..   21
     Surrenders or Withdrawals Prior to the Contract
        Maturity Date.....................................   21
     Surrenders or Withdrawals On or After the Contract
        Maturity Date.....................................   21
     Penalty Tax on Certain Surrenders and Withdrawals....   22
   Additional Considerations..............................   22
   Diversification Standards .............................   23
   Qualified Plans........................................   24
     Tax Sheltered Annuities ("TSAs") ....................   24
     Keogh Plans..........................................   25
     Individual Retirement Accounts.......................   25
     Corporate Pension and Profit-Sharing Plans...........   25
     Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
        Tax Exempt Organizations..........................   25
     Penalty Tax on Certain Surrenders and Withdrawals
        from Qualified Plans..............................   26
     Seek Tax Advice......................................   26
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   26
STATE REGULATION..........................................   27
REPORTS...................................................   27
VOTING RIGHTS.............................................   27
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   27
LEGAL MATTERS.............................................   27
SAI.......................................................   27
APPENDIX A--FINANCIAL HIGHLIGHTS...........................  A-1
APPENDIX B--DEDUCTIONS FOR PREMIUM TAXES...................  B-1
APPENDIX C--GLOSSARY OF SPECIAL TERMS......................  C-1



    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated October 29, 2001, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed on Page 1.

                               SUMMARY OF EXPENSES


CONTRACT OWNER TRANSACTION EXPENSES                                                                    ALL SUBACCOUNTS
                                                                                                       ---------------
Sales Charges Imposed on Purchases..................................................                          None

Deferred Surrender Charges..........................................................                          None

Subaccount Transfer Charge..........................................................                          None



ANNUAL ADMINISTRATIVE CHARGE

    Maximum.........................................................................                          $35



SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

    Mortality and Expense Risk Fee..................................................                        1.275%
    Daily Administrative Fee........................................................                         .125%
                                                                                                            ------

    Total Separate Account Annual Expenses..........................................                         1.40%

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         OTHER                         OTHER
                                                                       OPERATING     TOTAL ANNUAL    OPERATING     TOTAL ANNUAL
                                                  INVESTMENT  RULE      EXPENSES      FUND EXPENSES    EXPENSES   FUND EXPENSES
                                                  MANAGEMENT  12B-1      BEFORE          BEFORE         AFTER         AFTER
                    SERIES                            FEE     FEES    REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT  REIMBURSEMENT (7)
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International (6)                   0.75%      N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5, 10)                    1.00%      N/A        1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (4, 8)                    0.85%      N/A        0.72%           1.57%          0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value (4, 8)     0.85%      N/A        0.33%           1.18%          0.20%           1.05%
Phoenix-Deutsche Dow 30 (2, 10)                      0.35%      N/A        1.25%           1.60%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (2, 8, 10)      0.35%      N/A        1.63%           1.98%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 10) 0.75%      N/A        0.57%           1.32%          0.25%           1.00%
Phoenix-Engemann Capital Growth (2, 10)              0.62%      N/A        0.06%           0.68%          0.06%           0.68%
Phoenix-Engemann Nifty Fifty (2, 10)                 0.90%      N/A        1.31%           2.21%          0.15%           1.05%
Phoenix-Engemann Small & Mid-Cap Growth (4, 8, 10)   0.90%      N/A        3.03%           3.93%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (5)           0.60%      N/A        1.92%           2.52%          0.15%           0.75%
Phoenix-Goodwin Money Market (2, 10)                 0.40%      N/A        0.18%           0.58%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (2, 10)    0.50%      N/A        0.19%           0.69%          0.15%           0.65%
Phoenix-Hollister Value Equity (2, 10)               0.70%      N/A        0.63%           1.33%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (1, 10)  0.45%      N/A        0.24%           0.69%          0.10%           0.55%
Phoenix-Janus Core Equity (2, 10)                    0.85%      N/A        1.69%           2.54%          0.15%           1.00%
Phoenix-Janus Flexible Income (3, 10)                0.80%      N/A        1.67%           2.47%          0.20%           1.00%
Phoenix-Janus Growth (2, 10)                         0.85%      N/A        0.39%           1.24%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (4, 8)            0.75%      N/A        0.60%           1.35%          0.20%           0.95%
Phoenix-MFS Investors Trust (4, 8)                   0.75%      N/A        0.79%           1.54%          0.20%           0.95%
Phoenix-MFS Value (4, 8)                             0.75%      N/A        0.45%           1.20%          0.20%           0.95%
Phoenix-Morgan Stanley Focus Equity (2, 9, 10)       0.85%      N/A        2.65%           3.50%          0.15%           1.00%
Phoenix-Oakhurst Balanced (2, 10)                    0.55%      N/A        0.15%           0.70%          0.15%           0.70%
Phoenix-Oakhurst Growth & Income (2, 10)             0.70%      N/A        0.24%           0.94%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (2, 10)        0.58%      N/A        0.12%           0.70%          0.12%           0.70%
Phoenix-Sanford Bernstein Global Value (2, 8, 10)    0.90%      N/A        2.29%           3.19%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (2, 10)      1.05%      N/A        1.34%           2.39%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (2, 8, 10) 1.05%      N/A        1.92%           2.97%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 10)                0.80%      N/A        0.39%           1.19%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 10)               0.75%      N/A        0.17%           0.92%          0.17%           0.92%

------------------------------------------------------------------------------------------------------------------------------------


(1) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .10% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(2) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(3) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses (after giving effect to custodial fee credits) exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(4) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(5) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(6) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(7) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(8)  Other expenses are based on estimated amounts for the current fiscal year.
(9) Expense information for this series has been restated to reflect current fees.
(10) It is expected that beginning January 1, 2002, the expense caps for these series will be increased by .05% of average net assets.


FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)

----------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                         OTHER
                                                                         OPERATING     TOTAL ANNUAL    OPERATING     TOTAL ANNUAL
                                                  INVESTMENT   RULE      EXPENSES      FUND EXPENSES    EXPENSES     FUND EXPENSES
                                                  MANAGEMENT   12B-1      BEFORE           BEFORE         AFTER          AFTER
                    SERIES                            FEE     FEES(6) REIMBURSEMENT(1) REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT(5)
----------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.21%           0.82%          0.21%          0.82%
AIM V.I. Value Fund                                  0.61%      N/A        0.23%           0.84%          0.23%          0.84%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9)        0.85%      N/A        0.05%           0.90%          0.05%          0.90%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund               0.45%      N/A        0.47%           0.92%          0.20%          0.65%
Deutsche VIT Equity 500 Index Fund                   0.20%      N/A        0.11%           0.31%          0.10%          0.30%


FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.24%           0.84%          0.24%          0.84%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS

------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                          0.57%     0.10%       0.09%           0.76%          0.09%          0.76%(7)
VIP Growth Opportunities Portfolio                   0.58%     0.10%       0.11%           0.79%          0.11%          0.79%(7)
VIP Growth Portfolio                                 0.57%     0.10%       0.09%           0.76%          0.09%          0.76%(7)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.20%           1.05%          0.20%          1.05%
Templeton Asset Strategy Fund                        0.60%     0.25%       0.22%           1.07%          0.22%          1.07%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.31%           1.81%          0.31%          1.81%
Templeton Growth Securities Fund                     0.81%     0.25%       0.06%           1.12%          0.06%          1.12%
Templeton International Securities Fund              0.67%     0.25%       0.20%           1.12%          0.20%          1.12%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                0.80%(8)    N/A        0.53%           1.33%          0.53%          1.15%(8)

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.68%           1.68%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.21%           1.41%          0.21%          1.41%
Wanger Twenty (1)                                    0.95%      N/A        0.60%           1.55%          0.40%          1.35%
Wanger U.S. Small Cap (4)                            0.95%      N/A        0.05%           1.00%          0.05%          1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) This series pays a portion or all of its expenses other than the management fee up to .40%.
(2) This series pays a portion or all of its expenses other than the management fee up to .45%.
(3) This series pays a portion or all of its expenses other than the management fee up to .60%.

(4) This series pays a portion or all of its expenses other than the management fee up to 1.00%.

(5) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(6) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(7) Actual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.
(8) The advisor has agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%. For the year ended December 31, 2000, the investment management fee was reduced to 0.59%.
(9) Included in "Other Expenses" is 0.01% of interest expense.

EXPENSE EXAMPLE

--------------------------------------------------------------------------------

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following table is meant to help demonstrate how certain decisions or choices you make could result in different levels of expense.

EXAMPLES: You would pay the following expenses on a $1,000 investment. We have assumed a constant 5% annual return on the invested assets for all of the series.


---------------------------------------------------------------------------------------------------------------------
                                                                    1 Year     3 Years     5 Years      10 Years
 ---------------------------------------------------------------------------------------------------------------------

  Phoenix-Aberdeen International Series.........................      $25         $76        $129          $276
  Phoenix-Aberdeen New Asia Series..............................       38         116         196           405

  Phoenix-AIM Mid-Cap Equity Series(1)..........................       30          93         N/A           N/A
  Phoenix-Alliance/Bernstein Growth + Value Series(1)...........       26          81         N/A           N/A
  Phoenix-Deutsche Dow 30 Series...............................        30          93         158           332
  Phoenix-Deutsche Nasdaq-100 Index(R) Series...................       34         105         N/A           N/A

  Phoenix-Duff & Phelps Real Estate Securities Series...........       28          85         144           306
  Phoenix-Engemann Capital Growth Series........................       21          65         112           242
  Phoenix-Engemann Nifty Fifty Series...........................       26          81         138           293

  Phoenix-Engemann Small & Mid-Cap Growth Series................       37         111         N/A           N/A

  Phoenix-Federated U.S. Government Bond Series.................       39         120         202           414
  Phoenix-Goodwin Money Market Series...........................       20          62         107           231
  Phoenix-Goodwin Multi-Sector Fixed Income Series..............       21          66         113           243
  Phoenix-Hollister Value Equity Series.........................       28          85         145           307
  Phoenix-J.P. Morgan Research Enhanced Index Series............       21          66         113           243

  Phoenix-Janus Core Equity Series..............................       40         120         203           416

  Phoenix-Janus Flexible Income Series..........................       39         118         199           410
  Phoenix-Janus Growth Series...................................       27          82         140           298

  Phoenix-MFS Investors Growth Stock Series(1)..................       28          86         N/A           N/A
  Phoenix-MFS Investors Trust Series(1).........................       30          92         N/A           N/A
  Phoenix-MFS Value Series(1)...................................       27          82         N/A           N/A
  Phoenix-Morgan Stanley Focus Equity Series....................       49         148         219           446

  Phoenix-Oakhurst Balanced Series..............................       21          66         113           244
  Phoenix-Oakhurst Growth and Income Series.....................       24          73         125           268
  Phoenix-Oakhurst Strategic Allocation Series..................       21          66         113           244

  Phoenix-Sanford Bernstein Global Value Series.................       46         139         N/A           N/A

  Phoenix-Sanford Bernstein Mid-Cap Value Series................       38         116         196           403

  Phoenix-Sanford Bernstein Small-Cap Value Series..............       44         133         N/A           N/A

  Phoenix-Seneca Mid-Cap Growth Series..........................       26          81         138           293
  Phoenix-Seneca Strategic Theme Series.........................       24          73         124           266
  AIM V.I. Capital Appreciation Fund............................       23          70         N/A           N/A
  AIM V.I. Value Fund...........................................       23          70         N/A           N/A
  Alger American Leveraged AllCap Portfolio.....................       23          72         123           264

  Deutsche VIT EAFE(R) Equity Index Fund(1).....................       24          73         124           266
  Deutsche VIT Equity 500 Index Fund............................       18          55         N/A           N/A

  Federated Fund for U.S. Government Securities II..............       23          70         120           258
  Federated High Income Bond Fund II............................       22          68         116           250
  VIP Contrafund(R) Portfolio...................................       22          68         116           250
  VIP Growth Opportunities Portfolio............................       22          69         118           253
  VIP Growth Portfolio..........................................       22          68         116           250
  Mutual Shares Securities Fund -- Class 2......................       25          77         131           279
  Templeton Asset Strategy Fund-- Class 2.......................       25          77         132           281
  Templeton Developing Markets Securities Fund-- Class 2........       32          99         168           352
  Templeton Growth Securities Fund-- Class 2....................       26          79         134           286
  Templeton International Securities Fund-- Class 2.............       26          79         134           286
  Technology Portfolio..........................................       28          86         146           309
  Wanger Foreign Forty..........................................       31          95         162           340
  Wanger International Small Cap................................       28          87         149           314
  Wanger Twenty.................................................       30          91         155           328
  Wanger U.S. Small Cap.........................................       24          75         128           274

---------------------------------------------------------------------------------------------------------------------


(1) Inclusion of this subaccount began on October 29, 2001.


    The purpose of the tables above is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. It is based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2000, but does not include the effect of any investment fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Account as well as the funds. See "Deductions and Charges" in this prospectus and in the fund prospectuses.
    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.
    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to provide you with retirement income at a future date, while allowing maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.


    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For a detailed discussion of the GIA, please see the section titled, "GIA."


    The contract also provides for the payment of a death benefit upon the death of either the owner or the annuitant anytime before the contract matures.


INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $20,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts, the GIA and/or the MVA.


[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the sections titled "GIA" and in "The Accumulation Period--Transfers."


[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant at anytime prior to the maturity date. The amount payable differs depending on whether the annuitant or owner/annuitant has reached age 80. See "Payment Upon Death Before Maturity."

DEDUCTIONS AND CHARGES

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.275% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the Contract value upon annuitization.

          o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."

[diamond] Administrative Fee--maximum of $35 each year.

    See "Deductions and Charges" for a detailed description of contract charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less then 10 years. These tables are highlights only. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171. Please see Appendix A.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees and mortality and expense risk charges deducted from redemptions after 1 and 5 years. See the SAI for more details.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.


    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.


    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see the section titled, "GIA."

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.


    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.


    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is to seek long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

    PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion).


    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: This series seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities. As of February 16, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500.


    PHOENIX-JANUS CORE EQUITY SERIES: The investment objective of the series is to seek current income and long-term growth of capital.


    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.


    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.


    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:


    DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East.

    DEUTSCHE VIT EQUITY 500 INDEX FUND: The fund seeks to replicate, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.


FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

o VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

o VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

o VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.


    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.


    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Phoenix-Aberdeen International Advisors, LLC ("PAIA")
o   Phoenix-Aberdeen International
Roger Engemann & Associates, Inc. ("Engemann")
o   Phoenix-Engemann Capital Growth
o   Phoenix-Engemann Nifty Fifty
o   Phoenix-Engemann Small & Mid-Cap Growth
Seneca Capital Management, LLC  ("Seneca")
o   Phoenix-Seneca Mid-Cap Growth
o   Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Growth + Value


Phoenix-Deutsche Dow 30
Phoenix-Deutsche Nasdaq-100 Index(R)
Phoenix-Federated U.S. Government Bond
Phoenix-J.P. Morgan Research Enhanced Index

Phoenix-Janus Core Equity


Phoenix-Janus Flexible Income
Phoenix-Janus Growth

Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value


Phoenix-Morgan Stanley Focus Equity
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------


AIM Capital Management, Inc.
o   Phoenix-AIM Mid-Cap Equity
Alliance Capital Management, L.P. ("Alliance")
o   Phoenix-Alliance/Bernstein Growth + Value

o   Phoenix-Sanford Bernstein Global Value
o   Phoenix-Sanford Bernstein Mid-Cap Value
o   Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
Deutsche Asset Management ("Deutsche")
o   Phoenix-Deutsche Dow 30
o   Phoenix-Deutsche Nasdaq-100 Index(R)
Federated Investment Management Company
o   Phoenix-Federated U.S. Government Bond
J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
o   Phoenix-J.P. Morgan Research Enhanced Index


Janus Capital Corporation ("Janus")
o   Phoenix-Janus Core Equity
o   Phoenix-Janus Flexible Income
o   Phoenix-Janus Growth
------------------------------------------------------------------
MFS Investment Management ("MFS")
o   Phoenix-MFS Investors Growth Stock
o   Phoenix-MFS Investors Trust
o   Phoenix-MFS Value

Morgan Stanley Asset Management ("Morgan Stanley")
o   Phoenix-Morgan Stanley Focus Equity
------------------------------------------------------------------

------------------------------------------------------------------
DUFF & Phelps Investment Management Co. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia
------------------------------------------------------------------


    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.


------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o   AIM V.I. Capital Appreciation Fund
o   AIM V.I. Value Fund
Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio


Deutsche Asset Management
o   Deutsche VIT EAFE(R) Equity Index Fund
o   Deutsche VIT Equity 500 Index Fund


Federated Investment Management Company
o   Federated Fund for U.S. Government Securities II
o   Federated High Income Bond Fund II
Fidelity Management and Research Company
o   VIP Contrafund(R) Portfolio
o   VIP Growth Opportunities Portfolio
o   VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o   Mutual Shares Securities Fund
Morgan Stanley Asset Management
o   Technology Portfolio
Templeton Asset Management, Ltd.
o   Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o   Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o   Templeton Asset Strategy Fund
o   Templeton International Securities Fund
Wanger Asset Management, L.P.
o   Wanger Foreign Forty
o   Wanger International Small Cap
o   Wanger Twenty
o   Wanger U.S. Small Cap
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SERVICES OF THE ADVISORS

    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
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    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.
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    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under


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the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

MVA
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    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.



PURCHASE OF CONTRACTS
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    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$20,000

[diamond] Individual Retirement Annuity (Rollover IRAs only)--$20,000

[diamond] Bank draft program--$500
          o You may authorize your bank to draw $500 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $500. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $500.

[diamond] Qualified plans--$20,000 annually
          o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $20,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1) the make-up and size of the prospective group; or

    (2) the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
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DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX


    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium Taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse ourselves only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix B to this prospectus.


MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.275% and is taken against the net assets of the subaccounts.

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

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    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE
    We make a daily deduction from the account value to cover the costs of administration. This fee is based, on an annual rate of .125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA or MVA.)

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT


    Any withdrawal from the MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.


OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
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    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.


ACCUMULATION UNITS


    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of


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an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.


    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and therefore be detrimental to contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.


    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred

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from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


    Upon completion of the Dollar Cost Averaging Program, you must notify AOD at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.


    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw the contract value in either a lump sum or by multiple scheduled or unscheduled partial withdrawals. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities."

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

          PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The Benefit Option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant.

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          The Benefit Option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT


    Upon the Death of the annuitant or owner/annuitant who has not yet reached age 80:


    o 100% of payments, less adjusted partial withdrawals; or
    o the contract value on the claim date; and
    o the annual step-up amount on the claim date.

    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          o 100% of payments, less withdrawals; and
          o the contract value on the claim date.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

THE ANNUITY PERIOD
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    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.


VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity payment option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance and is elected by you in the application. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the

                                       17
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payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.


    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the maturity date, elect any of the other annuity payment options described below.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Payment Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable annuity payment options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Payment Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

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

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although infrequent, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment or because of poor performance. In that event, we may seek to substitute or merge the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as income tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the income tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to income tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the owner or a joint owner dies on or after the maturity date, the remaining payments, if any, under the

Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.

QUALIFIED PLANS
    The contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value; and (b) 50% of the contract value. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the MVA account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us, except that no amount will be transferred to the MVA.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The income tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the income tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the income tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), TSAs and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRA's. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a Qualified Plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the Qualified Plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Counsel, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

    Underwriter
    Performance History
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Separate Account Financial Statements
    Company Financial Statements


    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A
FINANCIAL HIGHLIGHTS (CONDENSED FINANCIAL INFORMATION)
--------------------------------------------------------------------------------


     THE FOLLOWING TABLE GIVES THE HISTORICAL UNIT VALUES FOR A SINGLE SHARE OF EACH OF THE AVAILABLE SUBACCOUNTS. MORE INFORMATION CAN BE OBTAINED IN THE SAI. YOU MAY OBTAIN A COPY OF THE SAI FREE OF CHARGE BY CALLING AOD AT 800/541-0171 OR BY WRITING TO:


                  VARIABLE PRODUCTS MAIL OPERATIONS
                  PO BOX 8027
                  BOSTON, MA 02266-8027


                                                                           SUBACCOUNT            SUBACCOUNT       SHARES OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------

PHOENIX-ABERDEEN INTERNATIONAL
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.344                $1.946                 494
         From 10/13/99* to 12/31/99                                          $2.000                $2.344                 490

PHOENIX-ABERDEEN NEW ASIA
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.289                $1.897                 119
         From 9/2/99* to 12/31/99                                            $2.000                $2.289                  16


PHOENIX-DEUTSCHE DOW 30


===================================================================== ===================== ===================== ==================
         From 1/31/00* to 12/31/00                                           $2.000                $1.961                 239


PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)

===================================================================== ===================== ===================== ==================
         From 1/1/00* to 12/31/00                                            $2.000                $1.151                 13

PHOENIX-DUFF & Phelps Real Estate Securities
===================================================================== ===================== ===================== ==================
         From 1/1/00* to 12/31/00                                            $2.161                $2.788                 86
         From 12/1/99* to 12/31/99                                           $2.000                $2.161                  2

PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================== ===================== ===================== ==================
         From 1/1/00* to 12/31/00                                            $2.513                $2.038                2,047
         From 8/19/99* to 12/31/99                                           $2.000                $2.513                 624

PHOENIX-ENGEMANN NIFTY FIFTY
===================================================================== ===================== ===================== ==================
         From 1/1/00* to 12/31/00                                            $2.427                $1.960                 933
         From 8/19/99* to 12/31/99                                           $2.000                $2.427                 440

PHOENIX-ENGEMANN SMALL & Mid-Cap Growth
===================================================================== ===================== ===================== ==================
         From 8/15/00* to 12/31/00                                           $2.000                $1.467                 150

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
===================================================================== ===================== ===================== ==================
         From 2/24/00* to 12/31/00                                           $2.000                $2.257                 108

*Date subaccount began operations.


                                                                           SUBACCOUNT            SUBACCOUNT       SHARES OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------

PHOENIX-GOODWIN MONEY MARKET
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.026                $2.118                7,487
         From 8/27/99* to 12/31/99                                           $2.000                $2.026                 642

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.036                $2.139                 261
         From 11/1/99* to 12/31/99                                           $2.000                $2.036                  30

PHOENIX-HOLLISTER VALUE EQUITY
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.119                $2.763                 310
         From 11/22/99* to 12/31/99                                          $2.000                $2.119                  38

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.162                $1.888                 701
         From 8/19/99* to 12/31/99                                           $2.000                $2.162                 764


PHOENIX-JANUS CORE EQUITY

===================================================================== ===================== ===================== ==================
         From 3/12/00* to 12/31/00                                           $2.000                $1.746                 416

PHOENIX-JANUS FLEXIBLE INCOME
===================================================================== ===================== ===================== ==================
         From 1/3/01* to 12/31/00                                            $2.000                $2.085                 278

PHOENIX-JANUS GROWTH
===================================================================== ===================== ===================== ==================
         From 1/3/01* to 12/31/00                                            $2.000                $1.763                1,252

PHOENIX-MORGAN STANLEY FOCUS EQUITY
===================================================================== ===================== ===================== ==================
         From 1/7/00* to 12/31/00                                            $2.000                $1.743                 111

PHOENIX-OAKHURST BALANCED
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.193                $2.174                 798
         From 10/21/99* to 12/31/99                                          $2.000                $2.193                 164

PHOENIX-OAKHURST GROWTH AND INCOME
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.167                $1.996                1,193
         From 9/20/99* to 12/31/99                                           $2.000                $2.167                 101

PHOENIX-OAKHURST STRATEGIC ALLOCATION
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.103                $2.087                 273
         From 10/29/99* to 12/31/99                                          $2.000                $2.103                  92

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
===================================================================== ===================== ===================== ==================

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $1.994                $2.300                 178
         From 11/22/99* to 12/31/99                                          $2.000                $1.994                  31

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================== ===================== ===================== ==================

*Date subaccount began operations.


                                                                           SUBACCOUNT            SUBACCOUNT       SHARES OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------

PHOENIX-SENECA MID-CAP GROWTH
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.854                $3.202                 642
         From 9/2/99* to 12/31/99                                            $2.000                $2.854                  40

PHOENIX-SENECA STRATEGIC THEME
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.663                $2.325                1,139
         From 9/2/99* to 12/31/99                                            $2.000                $2.663                 164

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 8/23/00* to 12/31/00                                           $2.000                $1.489                 274

EAFE(R) EQUITY INDEX FUND
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.121                $1.744                 174
         From 12/16/99* to 12/31/99                                          $2.000                $2.121                  2

FEDERATED U.S. GOVERNMENT SECURITIES II
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $1.977                $2.165                 186
         From 11/17/99* to 12/31/99                                          $2.000                $1.977                  5

FEDERATED HIGH INCOME BOND FUND II
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.023                $1.815                 215
         From 9/13/99* to 12/31/99                                           $2.000                $2.023                  10

VIP CONTRAFUND
===================================================================== ===================== ===================== ==================
         From 6/27/00* to 12/31/00                                           $2.000                $1.889                 147

VIP GROWTH OPPORTUNITIES
===================================================================== ===================== ===================== ==================
         From 12/5/00* to 12/31/00                                           $2.000                $1.942                  9

VIP GROWTH
===================================================================== ===================== ===================== ==================
         From 7/25/00* to 12/31/00                                           $2.000                $1.675                  51

MUTUAL SHARES SECURITIES
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.041                $2.263                  95
         From 11/22/99* to 12/31/99                                          $2.000                $2.041                  33

TEMPLETON ASSET STRATEGY
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.178                $2.149                 234
         From 8/19/99* to 12/31/99                                           $2.000                $2.178                 149

TEMPLETON DEVELOPING MARKETS SECURITIES
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.099                $1.407                  85
         From 9/2/99* to 12/31/99                                            $2.000                $2.099                   9

TEMPLETON GROWTH SECURITIES
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.229                $2.357                  31
         From 9/14/99* to 12/31/99                                           $2.000                $2.229                  16

TEMPLETON INTERNATIONAL SECURITIES
===================================================================== ===================== ===================== ==================
         From 1/1/00 to 12/31/00                                             $2.236                $2.153                 120
         From 8/19/99* to 12/31/99                                           $2.000                $2.236                 222

TECHNOLOGY PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 1/7/01* to 12/31/00                                            $2.000                $1.416                 636


*Date subaccount began operations.


                                                                           SUBACCOUNT            SUBACCOUNT       SHARES OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------

WANGER FOREIGN FORTY
===================================================================== ===================== ===================== ==================
         From 1/1/01 to 12/31/00                                             $3.074                $2.984                 154
         From 9/2/99* to 12/31/99                                            $2.000                $3.074                  13

WANGER INTERNATIONAL SMALL CAP
===================================================================== ===================== ===================== ==================
         From 1/1/01 to 12/31/00                                             $3.168                $2.250                 595
         From 9/2/99* to 12/31/99                                            $2.000                $3.168                  53

WANGER TWENTY
===================================================================== ===================== ===================== ==================
         From 1/1/01 to 12/31/00                                             $2.356                $2.544                 111
         From 9/2/99* to 12/31/99                                            $2.000                $2.356                  23

WANGER U.S. SMALL CAP
===================================================================== ===================== ===================== ==================
         From 1/1/01 to 12/31/00                                             $2.323                $2.104                 935
         From 9/2/99* to 12/31/99                                            $2.000                $2.323                  80


*Date subaccount began operations.

APPENDIX B

DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                       PURCHASE(1)      ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                       --------         -------------        -------------      ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00



Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2001. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.

APPENDIX C

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For tax-sheltered annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for tax-sheltered annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday unless you and we agree otherwise. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$20,000

[diamond] Individual Retirement Annuity (Rollover IRA only)--$20,000

[diamond] Bank draft program--$500

[diamond] Qualified plans--$20,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operation division of PHL Variable that receives and processes incoming mail for Variable Annuity Operations.

                                     PART B

                           RETIREMENT PLANNER'S EDGE
                      STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                       PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL VARIABLE INSURANCE COMPANY
                VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT



                                October 29, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated October 29, 2001. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address or by calling 800/541-0171.





                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Underwriter...............................................................     2

Performance History.......................................................     2

Calculation of Yield and Return...........................................     5

Calculation of Annuity Payments ..........................................     6

Experts ..................................................................     7

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................  F-1

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an affiliate of PHL Variable, offers these contracts on a continuous basis. During the fiscal years ended December 31, 1998, 1999 and 2000 PEPCO was paid $0, $81,777 and $2.8 million, respectively, and retained $0 for sales of these contracts.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------
                                                                                        10        SINCE
                       SUBACCOUNT                        INCEPTION   1 YEAR  5 YEARS   YEARS    INCEPTION
------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     12/07/94   -17.14%  11.50%    N/A      10.39%
------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                          09/17/96   -17.25%    N/A     N/A      -5.97%
------------------------------------------------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity Series                         10/29/01     N/A      N/A     N/A        N/A
------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/01     N/A      N/A     N/A        N/A
------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                            12/20/99    -6.99%    N/A     N/A      -3.94%
------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche NASDAQ-100 Index(R) Series               08/15/00     N/A      N/A     N/A     -37.12%

------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       05/01/95    28.87%  10.26%    N/A      12.00%
------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/07/94   -19.05%  11.91%    N/A      14.36%
------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                       03/02/98   -19.37%    N/A     N/A      10.03%
------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            08/15/00     N/A      N/A     N/A     -15.63%
------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series             12/20/99    17.01%    N/A     N/A      16.34%
------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       12/07/94     4.44%   3.66%    N/A       3.74%
------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/07/94     4.89%   4.51%    N/A       7.03%
------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                     03/02/98    30.25%    N/A     N/A      21.75%
------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series        07/14/97   -12.82%    N/A     N/A      10.04%
------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                          12/20/99    -7.55%    N/A     N/A      -3.55%

------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                      12/20/99     4.85%     N/A    N/A       4.63%
------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                               12/20/99   -12.52%    N/A     N/A      -8.54%
------------------------------------------------------------------------------------------------------------

Phoenix-MFS Investors Growth Stock Series                 10/29/01     N/A      N/A     N/A        N/A
------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/01     N/A      N/A     N/A        N/A
------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/01     N/A      N/A     N/A        N/A

------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                12/20/99   -14.49%    N/A     N/A     -10.19%
------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                          12/07/94    -1.00%  10.08%    N/A      11.87%
------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                   03/02/98    -8.02%    N/A     N/A       8.59%
------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              12/07/94    -0.93%  10.58%    N/A      11.56%
------------------------------------------------------------------------------------------------------------
Phoenix-Sandford Bernstein Global Value Series            11/20/00     N/A      N/A     N/A       4.20%
------------------------------------------------------------------------------------------------------------
Phoenix-Sandford Bernstein Mid-Cap Value Series           03/02/98    15.18%    N/A     N/A      -4.00%
------------------------------------------------------------------------------------------------------------
Phoenix-Sandford Bernstein Small Cap Value Series         11/20/00     N/A      N/A     N/A       6.29%
------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      03/02/98    12.05%    N/A     N/A      26.24%
------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     01/29/96   -12.82%    N/A     N/A      19.35%
------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        03/30/01     N/A      N/A     N/A        N/A
------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                       03/30/01     N/A      N/A     N/A        N/A
------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 06/05/00     N/A      N/A     N/A     -23.77%
------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                    07/15/99   -17.93%    N/A     N/A      -2.46%
------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                        10/29/01     N/A      N/A     N/A        N/A

------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          07/15/99    9.33%     N/A     N/A       5.87%
------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        07/15/99   -10.40%    N/A     N/A      -8.59%
------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio                                 06/05/00    N/A      N/A     N/A      -6.78%
------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        06/05/00     N/A      N/A     N/A     -14.93%
------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      06/05/00     N/A      N/A     N/A     -14.63%
------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2                   11/02/98    10.79%    N/A     N/A       9.66%
------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      12/20/99   -24.84%    N/A     N/A     -18.71%
------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2                   05/01/97    -1.47%    N/A     N/A       8.48%
------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2    05/01/97   -33.12%    N/A     N/A     -16.22%
------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2                05/01/97    5.58%     N/A     N/A       9.90%
------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund-- Class 2         05/01/97    -3.85%    N/A     N/A       8.76%
------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                      02/01/99    -3.06%    N/A     N/A      34.41%
------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            05/01/95   -29.02%  18.09%    N/A      21.82%
------------------------------------------------------------------------------------------------------------
Wanger Twenty                                             02/01/99     7.82%    N/A     N/A      20.47%
------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                     05/01/95    -9.55%  17.11%    N/A      17.79%
------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, and mortality and expense risk charges. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                               ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                     1991    1992    1993    1994     1995    1996   1997    1998     1999    2000
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            18.07%  -14.05%  36.54%  -1.33%    8.07%  17.00%  10.49%  26.16%   27.83%  -17.02%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                                                  -33.35% -5.78%    48.90%  -17.14%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                                                                               -6.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche NASDAQ-100 Index(R) Series

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                                                    31.26%  20.37%  -22.30%    3.33%   28.99%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           40.76%    8.76%  18.04%   0.06%   29.07%  11.01%  19.41%  28.21%   27.89%  -18.93%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                                                                 30.34%  -19.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                                                                                17.12%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series               4.51%    2.13%   1.45%   2.40%    4.24%   3.56%   3.72%   3.64%    3.40%    4.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series 17.93%    8.54%  14.31%  -6.80%   21.83%  10.85%   9.55%  -5.49%    3.99%    5.01%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                                                22.61%  30.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index
Series                                                                                                     29.86%   17.19%  -12.70%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                                                                                             -7.44%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                                          4.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                                                                                 -12.40%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                                                                                  -14.37%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                   7.10%  -4.19%   21.64%   9.02%  16.31%  17.37%   10.04%   -0.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                                                                             15.40%   -7.90%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series     27.52%    9.12%   9.47%  -2.77%   16.57%   7.53%  19.07%  19.12%    9.73%   -0.81%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                     -11.54%   15.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                43.64%   12.16%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                              15.54%  42.71%   52.88%  -12.71%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                        2.59%   34.36%  13.41%  21.97%  30.57%   28.09%  -15.83%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                         1.08%   33.81%  15.93%  11.93%  17.64%   42.61%  -12.15%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                  10.47%  18.01%  55.64%   75.59%  -25.88%
-----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                                                                     19.91%   25.84%  -17.81%
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                                                         26.92%   18.71%  -10.49%

-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                                    7.26%   2.74%   7.07%   6.16%   -1.98%    9.45%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                 18.71%  12.71%  12.25%   1.27%    0.89%  -10.29%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                                28.13%   22.42%   -8.01%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                         22.78%    2.73%  -18.33%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                       37.44%   35.38%  -12.30%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund Class 2                                                                                7.78%   10.91%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                        -24.72%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2          25.66%    6.33%  24.12%  -4.57%   20.57%  16.93%  13.67%   4.63%   20.86%   -1.35%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--
Class 2                                                                                           -30.38% -22.14%   51.18%  -33.01%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund-- Class 2       25.47%    5.38%  31.89%  -3.82%   23.23%  20.43%  10.05%  -0.42%   27.01%    5.69%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund --
Class 2                                                           44.43%  -4.21%   13.46%  21.57%  11.93%   7.56%   21.54%   -3.73%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                                         -2.95%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                             30.19%  -2.83%  14.72%  123.40%  -28.90%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                                                 7.94%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                                      44.57%  27.63%   7.18%   23.35%   -9.44%
-----------------------------------------------------------------------------------------------------------------------------------

     Annual total returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.275% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

    The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 2000:

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:   1.000000
Value of the same account (excluding capital          1.000985
   changes) at the end of the 7-day period:......
Calculation:
   Ending account value..........................     1.000985
   Less beginning account value..................     1.000000
   Net change in account value...................     0.000985

Base period return:
   (net change/beginning account value)..........     0.000985
Current yield = return x (365/7) =...............     5.13%
Effective yield = [(1 + return)365/7] -1 =.......     5.26%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000

    R        =     average annual total return for the period

    n        =     number of years in the period

    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

The Dow Jones Industrial Average(SM, 1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services
Morningstar, Inc.
Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barrons
Business Week
Changing Times
Forbes
Fortune
Consumer Reports
Investor's Business Daily
Financial Planning
Financial Services Weekly
Financial World
Money
The New York Times
Personal Investor
Registered Representative
U.S. News and World Report
The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

The Dow Jones Industrial Average(SM,1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table4 projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)4 projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of the Account as of December 31, 2000, and the results of its operations and its changes in net assets for the periods indicated and PHL Variable as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Richard J. Wirth, Counsel, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.




-------------------------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted3 index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------


                              Phoenix
                              Retirement
                              Planner's Edge

                              PHL Variable Accumulation Account
                              December 31, 2000


                              [LOGO] PHOENIX WEALTH MANAGEMENT(SM)

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

                                                                                                                         Sanford
                                                             Seneca Mid-Cap     Hollister Value   Oakhurst Growth     Bernstein Mid-
                                          Engemann Nifty         Growth             Equity           and Income         Cap Value
                                         Fifty Subaccount      Subaccount         Subaccount         Subaccount         Subaccount
Assets
     Investments at cost                 $      2,124,145   $      2,288,354   $        804,094   $      2,557,409   $       370,678
                                         ================   ================   ================   ================   ===============
     Investments at market               $      1,831,936   $      2,058,235   $        856,385   $      2,382,999   $       409,746
                                         ----------------   ----------------   ----------------   ----------------   ---------------
          Total assets                          1,831,936          2,058,235            856,385          2,382,999           409,746
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Liabilities
     Accrued expenses to related party              2,248              2,283                897              2,762               396
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Net assets                               $      1,829,688   $      2,055,952   $        855,488   $      2,380,237   $       409,350
                                         ================   ================   ================   ================   ===============
Accumulation units outstanding                    933,433            642,160            309,690          1,192,616           178,016
                                         ================   ================   ================   ================   ===============
Unit value                                       1.960322           3.201863           2.762614           1.995965          2.299687
                                         ================   ================   ================   ================   ===============

                                                                Oakhurst      Duff & Phelps Real     Aberdeen
                                         Engemann Capital       Balanced      Estate Securities    International       Aberdeen New
                                         Growth Subaccount     Subaccount         Subaccount         Subaccount      Asia Subaccount
Assets
     Investments at cost                 $      4,930,587   $      1,954,762   $        221,202   $      1,173,325   $       259,693
                                         ================   ================   ================   ================   ===============
     Investments at market               $      4,176,009   $      1,736,209   $        240,502   $        963,274   $       225,410
                                         ----------------   ----------------   ----------------   ----------------   ---------------
          Total assets                          4,176,009          1,736,209            240,502            963,274           225,410
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Liabilities
     Accrued expenses to related party              4,806              1,978                279              2,982               257
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Net assets                               $      4,171,203   $      1,734,231   $        240,223   $        960,292   $       225,153
                                         ================   ================   ================   ================   ===============
Accumulation units outstanding                  2,047,232            797,598             86,165            493,664           118,675
                                         ================   ================   ================   ================   ===============
Unit value                                       2.037641           2.174483           2.788158           1.945511          1.897359
                                         ================   ================   ================   ================   ===============

                                                                Oakhurst                           Goodwin Multi-
                                         Seneca Strategic      Strategic                            Sector Fixed         Research
                                              Theme            Allocation       Goodwin Money          Income         Enhanced Index
                                            Subaccount         Subaccount      Market Subaccount     Subaccount         Subaccount
Assets
     Investments at cost                 $      3,573,105   $        639,138   $     15,872,972   $        564,025   $     1,488,374
                                         ================   ================   ================   ================   ===============
     Investments at market               $      2,650,871   $        570,321   $     15,872,972   $        559,022   $     1,325,738
                                         ----------------   ----------------   ----------------   ----------------   ---------------
          Total assets                          2,650,871            570,321         15,872,972            559,022         1,325,738
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Liabilities
     Accrued expenses to related party              3,165                669             11,982                631             1,405
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Net assets                               $      2,647,706   $        569,652   $     15,860,990   $        558,391   $     1,324,333
                                         ================   ================   ================   ================   ===============
Accumulation units outstanding                  1,138,900            273,007          7,487,933            261,123           701,402
                                         ================   ================   ================   ================   ===============
Unit value                                       2.324971           2.086739           2.118369           2.138584          1.887908
                                         ================   ================   ================   ================   ===============

                                                                Wanger
                                            Wanger U.S.      International                         Wanger Foreign       Templeton
                                            Small Cap          Small Cap         Wanger Twenty         Forty              Growth
                                            Subaccount        Subaccount          Subaccount         Subaccount         Subaccount
Assets
     Investments at cost                 $      1,974,900   $      1,871,195   $        263,756   $        503,507   $        70,443
                                         ================   ================   ================   ================   ===============
     Investments at market               $      1,970,093   $      1,343,654   $        283,541   $        459,218   $        74,608
                                         ----------------   ----------------   ----------------   ----------------   ---------------
          Total assets                          1,970,093          1,343,654            283,541            459,218            74,608
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Liabilities
     Accrued expenses to related party              2,168              4,462                316                528               418
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Net assets                               $      1,967,925   $      1,339,192   $        283,225   $        458,690   $        74,190
                                         ================   ================   ================   ================   ===============
Accumulation units outstanding                    935,237            595,363            111,360            153,717            31,484
                                         ================   ================   ================   ================   ===============
Unit value                                       2.104361           2.249541           2.543519           2.984214          2.356615
                                         ================   ================   ================   ================   ===============

                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000
                                   (Continued)

                                                                                 Templeton
                                          Templeton Asset      Templeton         Developing        Mutual Shares       EAFE Equity
                                              Strategy       International        Markets           Investments           Index
                                             Subaccount        Subaccount        Subaccount          Subaccount         Subaccount
Assets
     Investments at cost                 $        502,186   $        262,808   $        152,925   $        193,264   $       344,532
                                         ================   ================   ================   ================   ===============
     Investments at market               $        502,391   $        259,569   $        120,171   $        214,075   $       303,303
                                         ----------------   ----------------   ----------------   ----------------   ---------------
          Total assets                            502,391            259,569            120,171            214,075           303,303
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Liabilities
     Accrued expenses to related party                336              1,010                523                249               355
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Net assets                               $        502,055   $        258,559   $        119,648   $        213,826   $       302,948
                                         ================   ================   ================   ================   ===============
Accumulation units outstanding                    233,670            120,096             85,067             94,457           173,742
                                         ================   ================   ================   ================   ===============
Unit value                                       2.148733           2.153094           1.406625           2.263910          1.743797
                                         ================   ================   ================   ================   ===============

                                           Bankers Trust     Federated U.S.     Federated High     Federated U.S.      Janus Equity
                                              Dow 30        Gov't Securities  Income Bond Fund II    Gov't Bond           Income
                                            Subaccount        II Subaccount       Subaccount         Subaccount         Subaccount
Assets
     Investments at cost                 $        476,078   $        388,998   $        407,938   $        236,128   $       768,738
                                         ================   ================   ================   ================   ===============
     Investments at market               $        468,452   $        402,550   $        391,164   $        244,043   $       726,490
                                         ----------------   ----------------   ----------------   ----------------   ---------------
          Total assets                            468,452            402,550            391,164            244,043           726,490
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Liabilities
     Accrued expenses to related party                377                457                419                265               789
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Net assets                               $        468,075   $        402,093   $        390,745   $        243,778   $       725,701
                                         ================   ================   ================   ================   ===============
Accumulation units outstanding                    238,703            185,761            215,270            108,006           415,608
                                         ================   ================   ================   ================   ===============
Unit value                                       1.961063           2.164732           1.815280           2.257254          1.746252
                                         ================   ================   ================   ================   ===============

                                                                                                   Morgan Stanley     Bankers Trust
                                                             Janus Flexible     Morgan Stanley       Technology        NASDAQ 100
                                           Janus Growth          Income          Focus Equity        Portfolio           Index(R)
                                            Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
Assets
     Investments at cost                 $      2,542,229   $        579,386   $        236,334   $      1,391,255   $        23,308
                                         ================   ================   ================   ================   ===============
     Investments at market               $      2,209,270   $        580,795   $        194,318   $        901,842   $        14,748
                                         ----------------   ----------------   ----------------   ----------------   ---------------
          Total assets                          2,209,270            580,795            194,318            901,842            14,748
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Liabilities
     Accrued expenses to related party              2,391                545                236              1,141                19
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Net assets                               $      2,206,879   $        580,250   $        194,082   $        900,701   $        14,729
                                         ================   ================   ================   ================   ===============
Accumulation units outstanding                  1,251,522            278,321            111,334            636,279            12,796
                                         ================   ================   ================   ================   ===============
Unit value                                       1.763490           2.084987           1.743372           1.415684          1.151150
                                         ================   ================   ================   ================   ===============

                                                                                                   Fidelity VIP      Alger American
                                          Engemann Small      Fidelity VIP       Fidelity VIP         Growth            Leveraged
                                         & Mid-Cap Growth      Contrafund          Growth          Opportunities          AllCap
                                            Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
Assets
     Investments at cost                 $        254,223   $        276,618   $         92,829   $         17,327   $       447,111
                                         ================   ================   ================   ================   ===============
     Investments at market               $        220,033   $        278,707   $         84,723   $         16,597   $       408,801
                                         ----------------   ----------------   ----------------   ----------------   ---------------
          Total assets                            220,033            278,707             84,723             16,597           408,801
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Liabilities
     Accrued expenses to related party                235                298                 96                 14               463
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Net assets                               $        219,798   $        278,409   $         84,627   $         16,583   $       408,338
                                         ================   ================   ================   ================   ===============
Accumulation units outstanding                    149,815            147,433             50,531              8,538           274,312
                                         ================   ================   ================   ================   ===============
Unit value                                       1.467242           1.888521           1.674870           1.942271          1.488702
                                         ================   ================   ================   ================   ===============

                       See Notes to Financial Statements

                  STATEMENT OF OPERATIONS
           For the period ended December 31, 2000

                                                                    Engemann         Seneca        Hollister Value  Oakhurst Growth
                                                                   Nifty Fifty    Mid-Cap Growth       Equity          and Income
                                                                    Subaccount      Subaccount       Subaccount       Subaccount
Investment income
      Distributions                                               $          --    $          --    $       3,663    $      10,723
Expenses
      Mortality, expense risk and administrative charges                 21,562           14,745            4,883           16,866
                                                                  -------------    -------------    -------------    -------------
Net investment income (loss)                                            (21,562)         (14,745)          (1,220)          (6,143)
                                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) from share transactions                         10,464            1,353              146           (5,674)
Net realized gain distribution from Fund                                     --          155,412           61,961            9,345
Net unrealized appreciation (depreciation) on investment               (419,179)        (248,479)          52,372         (182,917)
                                                                  -------------    -------------    -------------    -------------
Net gain (loss) on investments                                         (408,715)         (91,714)         114,479         (179,246)
Net increase (decrease) in net assets resulting from operations   $    (430,277)   $    (106,459)   $     113,259    $    (185,389)
                                                                  =============    =============    =============    =============

                                                                    Sanford                                           Duff & Phelps
                                                                 Bernstein Mid-                       Oakhurst         Real Estate
                                                                   Cap Value    Engemann Capital      Balanced         Securities
                                                                   Subaccount   Growth Subaccount    Subaccount        Subaccount
Investment income
      Distributions                                               $       2,276    $         182    $      29,739    $       4,559
Expenses
      Mortality, expense risk and administrative charges                  2,402           40,710           11,662            1,212
                                                                  -------------    -------------    -------------    -------------
Net investment income (loss)                                               (126)         (40,528)          18,077            3,347
                                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) from share transactions                           (209)          (2,230)          (2,469)              68
Net realized gain distribution from Fund                                     --          125,007          173,855               --
Net unrealized appreciation (depreciation) on investment                 37,871         (874,092)        (215,259)          19,018
                                                                  -------------    -------------    -------------    -------------
Net gain (loss) on investments                                           37,662         (751,315)         (43,873)          19,086
Net increase (decrease) in net assets resulting from operations   $      37,536    $    (791,843)   $     (25,796)   $      22,433
                                                                  =============    =============    =============    =============

                                                                                                                       Oakhurst
                                                                    Aberdeen         Aberdeen     Seneca Strategic     Strategic
                                                                 International       New Asia          Theme          Allocation
                                                                   Subaccount       Subaccount       Subaccount       Subaccount
Investment income
      Distributions                                               $      27,091    $       6,534    $          --    $      11,309
Expenses
      Mortality, expense risk and administrative charges                 21,908            2,290           25,603            5,223
                                                                  -------------    -------------    -------------    -------------
Net investment income (loss)                                              5,183            4,244          (25,603)           6,086
                                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) from share transactions                        443,815             (638)           4,603              473
Net realized gain distribution from Fund                                264,995               --          358,100           54,963
Net unrealized appreciation (depreciation) on investment               (141,738)         (36,131)        (956,821)         (66,175)
                                                                  -------------    -------------    -------------    -------------
Net gain (loss) on investments                                          567,072          (36,769)        (594,118)         (10,739)
Net increase (decrease) in net assets resulting from operations   $     572,255    $     (32,525)   $    (619,721)   $      (4,653)
                                                                  =============    =============    =============    =============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                     Goodwin
                                                                  Goodwin Money    Multi-Sector       Research        Wanger U.S.
                                                                     Market        Fixed Income    Enhanced Index      Small Cap
                                                                   Subaccount       Subaccount       Subaccount       Subaccount
Investment income
      Distributions                                               $     356,154    $      24,117    $      10,343    $         517
Expenses
      Mortality, expense risk and administrative charges                 84,387            3,445           17,351           13,834
                                                                  -------------    -------------    -------------    -------------
Net investment income (loss)                                            271,767           20,672           (7,008)         (13,317)
                                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) from share transactions                             --              112           26,680            8,430
Net realized gain distribution from Fund                                     --               --           33,918           53,291
Net unrealized appreciation (depreciation) on investment                     --           (3,627)        (193,294)         (19,831)
                                                                  -------------    -------------    -------------    -------------
Net gain (loss) on investments                                               --           (3,515)        (132,696)          41,890
Net increase (decrease) in net assets resulting from operations   $     271,767    $      17,157    $    (139,704)   $      28,573
                                                                  =============    =============    =============    =============

                                                                     Wanger
                                                                  International      Wanger            Wanger         Templeton
                                                                    Small Cap        Twenty         Foreign Forty       Growth
                                                                    Subaccount      Subaccount       Subaccount       Subaccount
Investment income
      Distributions                                               $          --    $          --    $          --    $         381
Expenses
      Mortality, expense risk and administrative charges                 32,239            2,114            3,431            1,209
                                                                  -------------    -------------    -------------    -------------
Net investment income (loss)                                            (32,239)          (2,114)          (3,431)            (828)
                                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) from share transactions                      1,003,102               (8)          (1,928)          16,115
Net realized gain distribution from Fund                                 90,107            2,528            6,863            9,021
Net unrealized appreciation (depreciation) on investment               (577,932)          14,017          (52,559)           1,409
                                                                  -------------    -------------    -------------    -------------
Net gain (loss) on investments                                          515,277           16,537          (47,624)          26,545
Net increase (decrease) in net assets resulting from operations   $     483,038    $      14,423    $     (51,055)   $      25,717
                                                                  =============    =============    =============    =============

                                                                                                     Templeton
                                                                    Templeton       Templeton        Developing      Mutual Shares
                                                                  Asset Strategy   International      Markets         Investments
                                                                    Subaccount      Subaccount       Subaccount        Subaccount
Investment income
      Distributions                                               $       5,087    $      25,375    $         541    $       1,176
Expenses
      Mortality, expense risk and administrative charges                  2,495            9,059            1,707            2,115
                                                                  -------------    -------------    -------------    -------------
Net investment income (loss)                                              2,592           16,316           (1,166)            (939)
                                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) from share transactions                        (13,521)         105,964           17,972            1,469
Net realized gain distribution from Fund                                 44,171          142,484               --            1,262
Net unrealized appreciation (depreciation) on investment                (27,710)         (57,635)         (33,095)          19,496
                                                                  -------------    -------------    -------------    -------------
Net gain (loss) on investments                                            2,940          190,813          (15,123)          22,227
Net increase (decrease) in net assets resulting from operations   $       5,532    $     207,129    $     (16,289)   $      21,288
                                                                  =============    =============    =============    =============

                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                                     Federated High
                                                                   EAFE Equity     Bankers Trust     Federated U.S.    Income Bond
                                                                      Index           Dow 30      Gov't Securities II    Fund II
                                                                    Subaccount      Subaccount(1)     Subaccount       Subaccount
Investment income
      Distributions                                               $          --    $       2,420    $       1,851    $       2,769
Expenses
      Mortality, expense risk and administrative charges                  2,409            2,889            1,481            1,374
                                                                  -------------    -------------    -------------    -------------
Net investment income (loss)                                             (2,409)            (469)             370            1,395
                                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) from share transactions                           (534)            (341)              85              (10)
Net realized gain distribution from Fund                                  5,055            4,098               --               --
Net unrealized appreciation (depreciation) on investment                (41,287)          (7,626)          13,645          (17,176)
                                                                  -------------    -------------    -------------    -------------
Net gain (loss) on investments                                          (36,766)          (3,869)          13,730          (17,186)
Net increase (decrease) in net assets resulting from operations   $     (39,175)   $      (4,338)   $      14,100    $     (15,791)
                                                                  =============    =============    =============    =============

                                                                 Federated U.S.    Janus Equity                      Janus Flexible
                                                                   Gov't Bond         Income        Janus Growth         Income
                                                                   Subaccount(2)    Subaccount(3)    Subaccount(4)     Subaccount
Investment income
      Distributions                                               $       6,397    $       3,401    $       2,156    $      16,003
Expenses
      Mortality, expense risk and administrative charges                  1,001            3,773           15,562            2,081
                                                                  -------------    -------------    -------------    -------------
Net investment income (loss)                                              5,396             (372)         (13,406)          13,922
                                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) from share transactions                            (39)             123           (3,220)              27
Net realized gain distribution from Fund                                     --               --               --               --
Net unrealized appreciation (depreciation) on investment                  7,915          (42,248)        (332,959)           1,409
                                                                  -------------    -------------    -------------    -------------
Net gain (loss) on investments                                            7,876          (42,125)        (336,179)           1,436
Net increase (decrease) in net assets resulting from operations   $      13,272    $     (42,497)   $    (349,585)   $      15,358
                                                                  =============    =============    =============    =============

                                                                                     Morgan        Bankers Trust       Engemann
                                                                 Morgan Stanley Stanley Technology   NASDAQ 100     Small & Mid-Cap
                                                                  Focus Equity       Portfolio        Index(R)          Growth
                                                                  Subaccount(6)    Subaccount(7)    Subaccount(8)     Subaccount
Investment income
      Distributions                                               $          --    $          --    $          --    $          --
Expenses
      Mortality, expense risk and administrative charges                  1,998           10,974               73              512
                                                                  -------------    -------------    -------------    -------------
Net investment income (loss)                                             (1,998)         (10,974)             (73)            (512)
                                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) from share transactions                           (144)          (2,994)             (14)               1
Net realized gain distribution from Fund                                    173              189               --               --
Net unrealized appreciation (depreciation) on investment                (42,016)        (489,413)          (8,560)         (34,190)
                                                                  -------------    -------------    -------------    -------------
Net gain (loss) on investments                                          (41,987)        (492,218)          (8,574)         (34,189)
Net increase (decrease) in net assets resulting from operations   $     (43,985)   $    (503,192)   $      (8,647)   $     (34,701)
                                                                  =============    =============    =============    =============

                                                                                                    Fidelity VIP     Alger American
                                                                  Fidelity VIP     Fidelity VIP        Growth          Leveraged
                                                                   Contrafund         Growth        Opportunities        AllCap
                                                                  Subaccount(9)    Subaccount(10)   Subaccount(11)     Subaccount
Investment income
      Distributions                                               $          --    $          --    $          --    $          --
Expenses
      Mortality, expense risk and administrative charges                    523              301               14              943
                                                                  -------------    -------------    -------------    -------------
                                                                  -------------    -------------    -------------    -------------
Net investment income (loss)                                               (523)            (301)             (14)            (943)
                                                                  -------------    -------------    -------------    -------------
                                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) from share transactions                         (1,466)          (1,873)             371           (8,093)
Net realized gain distribution from Fund                                     --               --               --               --
Net unrealized appreciation (depreciation) on investment                  2,089           (8,106)            (730)         (38,310)
                                                                  -------------    -------------    -------------    -------------
                                                                  -------------    -------------    -------------    -------------
Net gain (loss) on investments                                              623           (9,979)            (359)         (46,403)
Net increase (decrease) in net assets resulting from operations   $         100    $     (10,280)   $        (373)   $     (47,346)
                                                                  =============    =============    =============    =============

(1)  From inception January 31, 2000 to December 31, 2000
(2)  From inception February 24, 2000 to December 31, 2000
(3)  From inception March 12, 2000 to December 31, 2000
(4)  From inception January 3, 2000 to December 31, 2000
(5)  From inception March 1, 2000 to December 31, 2000
(6)  From inception January 26, 2000 to December 31, 2000
(7)  From inception January 7, 2000 to December 31, 2000
(8)  From inception September 1, 2000 to December 31, 2000
(9)  From inception June 27, 2000 to December 31, 2000
(10) From inception July 25, 2000 to December 31, 2000
(11) From inception December 5, 2000 to December 31, 2000
(12) From inception August 23, 2000 to December 31, 2000
*

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000

                                                                                  Seneca
                                                              Engemann            Mid-Cap        Hollister Value    Oakhurst Growth
                                                             Nifty Fifty          Growth              Equity           and Income
                                                             Subaccount          Subaccount         Subaccount         Subaccount
From operations
      Net investment income (loss)                         $     (21,562)      $     (14,745)      $      (1,220)     $      (6,143)
      Net realized gain (loss)                                    10,464             156,765              62,107              3,671
      Net unrealized appreciation (depreciation)                (419,179)           (248,479)             52,372           (182,917)
                                                           -------------       -------------       -------------      -------------
      Net increase (decrease) resulting from operations         (430,277)           (106,459)            113,259           (185,389)
                                                           -------------       -------------       -------------      -------------
From accumulation unit transactions
      Participant deposits                                     1,380,420           1,048,303             406,889          1,318,875
      Participant transfers                                      470,703           1,014,607             262,419          1,156,028
      Participant withdrawals                                   (659,162)            (15,797)             (7,430)          (127,857)
                                                           -------------       -------------       -------------      -------------
      Net increase (decrease) in net assets resulting
           from participant transactions                       1,191,961           2,047,113             661,878          2,347,046
                                                           -------------       -------------       -------------      -------------
      Net increase (decrease) in net assets                      761,684           1,940,654             775,137          2,161,657
Net assets
      Beginning of period                                      1,068,004             115,298              80,351            218,580
                                                           -------------       -------------       -------------      -------------
      End of period                                        $   1,829,688       $   2,055,952       $     855,488      $   2,380,237
                                                           =============       =============       =============      =============

                                                              Sanford            Engemann                             Duff & Phelps
                                                           Bernstein Mid-         Capital            Oakhurst          Real Estate
                                                              Cap Value           Growth             Balanced          Securities
                                                             Subaccount          Subaccount         Subaccount         Subaccount
From operations
      Net investment income (loss)                         $         (126)     $      (40,528)     $       18,077    $        3,347
      Net realized gain (loss)                                       (209)            122,777             171,386                68
      Net unrealized appreciation (depreciation)                   37,871            (874,092)           (215,259)           19,018
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) resulting from operations            37,536            (791,843)            (25,796)           22,433
                                                           --------------      --------------      --------------    --------------
From accumulation unit transactions
      Participant deposits                                        234,153           3,466,315             963,000            73,399
      Participant transfers                                        80,167             859,882             601,119           141,381
      Participant withdrawals                                      (5,146)           (932,633)           (164,183)           (1,267)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets resulting
           from participant transactions                          309,174           3,393,564           1,399,936           213,513
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets                       346,710           2,601,721           1,374,140           235,946
Net assets
      Beginning of period                                          62,640           1,569,482             360,091             4,277
                                                           --------------      --------------      --------------    --------------
      End of period                                        $      409,350      $    4,171,203      $    1,734,231    $      240,223
                                                           ==============      ==============      ==============    ==============

                                                                                                      Seneca           Oakhurst
                                                              Aberdeen           Aberdeen            Strategic         Strategic
                                                            International        New Asia              Theme          Allocation
                                                             Subaccount         Subaccount           Subaccount        Subaccount
From operations
      Net investment income (loss)                         $        5,183      $        4,244      $      (25,603)   $        6,086
      Net realized gain (loss)                                    708,810                (638)            362,703            55,436
      Net unrealized appreciation (depreciation)                 (141,738)            (36,131)           (956,821)          (66,175)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) resulting from operations           572,255             (32,525)           (619,721)           (4,653)
                                                           --------------      --------------      --------------    --------------
From accumulation unit transactions
      Participant deposits                                        650,845             101,661           2,281,873           243,828
      Participant transfers                                    (1,348,064)            125,033             677,570           158,986
      Participant withdrawals                                     (63,911)             (5,671)           (128,193)          (23,071)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets resulting
           from participant transactions                         (761,130)            221,023           2,831,250           379,743
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets                      (188,875)            188,498           2,211,529           375,090
Net assets
      Beginning of period                                       1,149,167              36,655             436,177           194,562
                                                           --------------      --------------      --------------    --------------
      End of period                                        $      960,292      $      225,153      $    2,647,706    $      569,652
                                                           ==============      ==============      ==============    ==============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                  Goodwin
                                                           Goodwin Money        Multi-Sector          Research         Wanger U.S.
                                                               Market           Fixed Income       Enhanced Index       Small Cap
                                                             Subaccount          Subaccount          Subaccount        Subaccount
From operations
      Net investment income (loss)                         $      271,767      $       20,672      $       (7,008)   $      (13,317)
      Net realized gain (loss)                                         --                 112              60,598            61,721
      Net unrealized appreciation (depreciation)                       --              (3,627)           (193,547)          (19,831)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) resulting from operations           271,767              17,157            (139,704)           28,573
                                                           --------------      --------------      --------------    --------------
From accumulation unit transactions
      Participant deposits                                     16,241,815             238,238             731,743         1,177,068
      Participant transfers                                    (1,686,003)            247,205             383,554           649,356
      Participant withdrawals                                    (267,339)             (5,037)         (1,303,023)          (72,029)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets resulting
           from participant transactions                       14,288,473             480,406            (187,726)        1,754,395
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets                    14,560,240             497,563            (327,430)        1,782,968
Net assets
      Beginning of period                                       1,300,750              60,828           1,651,763           184,957
                                                           --------------      --------------      --------------    --------------
      End of period                                        $   15,860,990      $      558,391      $    1,324,333    $    1,967,925
                                                           ==============      ==============      ==============    ==============

                                                              Wanger                                  Wanger
                                                           International                              Foreign          Templeton
                                                             Small Cap         Wanger Twenty           Forty             Growth
                                                             Subaccount          Subaccount          Subaccount        Subaccount
From operations
      Net investment income (loss)                         $      (32,239)     $       (2,114)     $       (3,431)   $         (828)
      Net realized gain (loss)                                  1,093,209               2,520               4,935            25,136
      Net unrealized appreciation (depreciation)                 (577,932)             14,017             (52,559)            1,409
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) resulting from operations           483,038              14,423             (51,055)           25,717
                                                           --------------      --------------      --------------    --------------
From accumulation unit transactions
      Participant deposits                                      1,070,174             104,066             172,337            15,950
      Participant transfers                                      (377,784)            114,691             305,771            (1,583)
      Participant withdrawals                                      (2,746)             (3,356)             (7,816)           (2,401)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets resulting
           from participant transactions                          689,644             215,401             470,292            11,966
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets                     1,172,682             229,824             419,237            37,683
Net assets
      Beginning of period                                         166,510              53,401              39,453            36,507
                                                           --------------      --------------      --------------    --------------
      End of period                                        $    1,339,192      $      283,225      $      458,690    $       74,190
                                                           ==============      ==============      ==============    ==============

                                                             Templeton                              Templeton
                                                                Asset            Templeton          Developing       Mutual Shares
                                                              Strategy          International         Markets         Investments
                                                             Subaccount          Subaccount         Subaccount        Subaccount
From operations
      Net investment income (loss)                         $        2,592      $       16,316      $       (1,166)   $         (939)
      Net realized gain (loss)                                     30,650             248,448              17,972             2,731
      Net unrealized appreciation (depreciation)                  (27,710)            (57,635)            (33,095)           19,496
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) resulting from operations             5,532             207,129             (16,289)           21,288
                                                           --------------      --------------      --------------    --------------
From accumulation unit transactions
      Participant deposits                                        266,577             194,661             120,862            87,085
      Participant transfers                                       223,807            (176,055)             (1,331)           39,416
      Participant withdrawals                                    (317,799)           (463,793)             (2,237)             (909)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets resulting
           from participant transactions                          172,585            (445,187)            117,294           125,592
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets                       178,117            (238,058)            101,005           146,880
Net assets
      Beginning of period                                         323,938             496,617              18,643            66,946
                                                           --------------      --------------      --------------    --------------
      End of period                                        $      502,055      $      258,559      $      119,648    $      213,826
                                                           ==============      ==============      ==============    ==============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 2000
                                   (Continued)

                                                                                                                     Federated High
                                                            EAFE Equity         Bankers Trust      Federated U.S.      Income Bond
                                                               Index               Dow 30       Gov't Securities II     Fund II
                                                             Subaccount         Subaccount(1)       Subaccount         Subaccount
From operations
      Net investment income (loss)                         $       (2,409)     $         (469)     $          370    $        1,395
      Net realized gain (loss)                                      4,521               3,757                  85               (10)
      Net unrealized appreciation (depreciation)                  (41,287)             (7,626)             13,645           (17,176)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) resulting from operations           (39,175)             (4,338)             14,100           (15,791)
                                                           --------------      --------------      --------------    --------------
From accumulation unit transactions
      Participant deposits                                        123,843             411,932             273,786           256,926
      Participant transfers                                       231,748              88,416             110,840           134,999
      Participant withdrawals                                     (18,242)            (27,935)             (6,440)           (6,256)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets resulting
           from participant transactions                          337,349             472,413             378,186           385,669
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets                       298,174             468,075             392,286           369,878
Net assets
      Beginning of period                                           4,774                  --               9,807            20,867
                                                           --------------      --------------      --------------    --------------
      End of period                                        $      302,948      $      468,075      $      402,093    $      390,745
                                                           ==============      ==============      ==============    ==============

                                                           Federated U.S.       Janus Equity                         Janus Flexible
                                                            Gov't Bond            Income           Janus Growth          Income
                                                           Subaccount(2)        Subaccount(3)      Subaccount(4)       Subaccount
From operations
      Net investment income (loss)                         $        5,396      $         (372)     $      (13,406)   $       13,922
      Net realized gain (loss)                                        (39)                123              (3,220)               27
      Net unrealized appreciation (depreciation)                    7,915             (42,248)           (332,959)            1,409
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) resulting from operations            13,272             (42,497)           (349,585)           15,358
                                                           --------------      --------------      --------------    --------------
From accumulation unit transactions
      Participant deposits                                         68,368             403,297           1,445,550           418,449
      Participant transfers                                       162,653             382,869           1,177,450           147,883
      Participant withdrawals                                        (515)            (17,968)            (66,536)           (1,440)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets resulting
           from participant transactions                          230,506             768,198           2,556,464           564,892
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets                       243,778             725,701           2,206,879           580,250
Net assets
      Beginning of period                                              --                  --                  --                --
                                                           --------------      --------------      --------------    --------------
      End of period                                        $      243,778      $      725,701      $    2,206,879    $      580,250
                                                           ==============      ==============      ==============    ==============

                                                                               Morgan Stanley      Bankers Trust        Engemann
                                                           Morgan Stanley       Technology           NASDAQ 100      Small & Mid-Cap
                                                            Focus Equity         Portfolio            Index(R)           Growth
                                                            Subaccount(6)       Subaccount(7)       Subaccount(8)      Subaccount
From operations
      Net investment income (loss)                         $       (1,998)     $      (10,974)     $          (73)   $         (512)
      Net realized gain (loss)                                         29              (2,805)                (14)                1
      Net unrealized appreciation (depreciation)                  (42,016)           (489,413)             (8,560)          (34,190)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) resulting from operations           (43,985)           (503,192)             (8,647)          (34,701)
                                                           --------------      --------------      --------------    --------------
From accumulation unit transactions
      Participant deposits                                        104,405             380,063                  --           172,875
      Participant transfers                                       133,662           1,034,553              23,376            81,636
      Participant withdrawals                                          --             (10,723)                 --               (12)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets resulting
           from participant transactions                          238,067           1,403,893              23,376           254,499
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets                       194,082             900,701              14,729           219,798
Net assets
      Beginning of period                                              --                  --                  --                --
                                                           --------------      --------------      --------------    --------------
      End of period                                        $      194,082      $      900,701      $       14,729    $      219,798
                                                           ==============      ==============      ==============    ==============

                                                                                                   Fidelity VIP       Alger American
                                                            Fidelity VIP        Fidelity VIP          Growth             Leveraged
                                                             Contrafund           Growth           Opportunities          AllCap
                                                            Subaccount(9)      Subaccount(10)      Subaccount(11)       Subaccount
From operations
      Net investment income (loss)                         $         (523)     $         (301)     $          (14)   $         (943)
      Net realized gain (loss)                                     (1,466)             (1,873)                371            (8,093)
      Net unrealized appreciation (depreciation)                    2,089              (8,106)               (730)          (38,310)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) resulting from operations               100             (10,280)               (373)          (47,346)
                                                           --------------      --------------      --------------    --------------
From accumulation unit transactions
      Participant deposits                                        187,154              68,407              18,557           275,642
      Participant transfers                                        98,351              28,259              (1,601)          203,755
      Participant withdrawals                                      (7,196)             (1,759)                 --           (23,713)
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets resulting
           from participant transactions                          278,309              94,907              16,956           455,684
                                                           --------------      --------------      --------------    --------------
      Net increase (decrease) in net assets                       278,409              84,627              16,583           408,338
Net assets
      Beginning of period                                              --                  --                  --                --
                                                           --------------      --------------      --------------    --------------
      End of period                                        $      278,409      $       84,627      $       16,583    $      408,338
                                                           ==============      ==============      ==============    ==============

                       See Notes to Financial Statements

(1)  From inception January 31, 2000 to December 31, 2000
(2)  From inception February 24, 2000 to December 31, 2000
(3)  From inception March 12, 2000 to December 31, 2000
(4)  From inception January 3, 2000 to December 31, 2000
(5)  From inception March 1, 2000 to December 31, 2000
(6)  From inception January 26, 2000 to December 31, 2000
(7)  From inception January 7, 2000 to December 31, 2000
(8)  From inception September 1, 2000 to December 31, 2000
(9)  From inception June 27, 2000 to December 31, 2000
(10) From inception July 25, 2000 to December 31, 2000
(11) From inception December 5, 2000 to December 31, 2000
(12) From inception August 23, 2000 to December 31, 2000

                       See Notes to Financial Statements


                                                  STATEMENT OF CHANGES IN NET ASSETS
                                                FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                        OAKHURST
                                                           ENGEMANN           SENECA MID-           HOLLISTER          GROWTH AND
                                                         NIFTY FIFTY          CAP GROWTH          VALUE EQUITY           INCOME
                                                        SUBACCOUNT(1)        SUBACCOUNT(2)        SUBACCOUNT(3)       SUBACCOUNT(4)
FROM OPERATIONS
        Net investment income (loss)                     $   (3,039)          $     (310)           $      59          $      598
        Net realized gain (loss)                              1,401               10,123                2,911               7,313
        Net unrealized appreciation (depreciation)          126,970               18,360                  (81)              8,507
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) resulting from
          operations                                        125,332               28,173                2,889              16,418
                                                         -----------          -----------           ----------          ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                913,329               49,845               77,462             238,931
        Participant transfers                                29,343               37,280                  -               (36,769)
        Participant withdrawals                                 -                    -                    -                   -
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) in net assets
          resulting from participant transactions           942,672               87,125               77,462             202,162
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) in net assets             1,068,004              115,298               80,351             218,580
NET ASSETS
        Beginning of period                                     -                    -                    -                   -
                                                         -----------          -----------           ----------         -----------
        End of period                                    $1,068,004           $  115,298            $  80,351          $  218,580
                                                         ===========          ===========           ==========         ===========


                                                                               ENGEMANN                               DUFF & PHELPS
                                                        SCHAFER MID-           CAPITAL              OAKHURST           REAL ESTATE
                                                         CAP VALUE             GROWTH              BALANCED             SECURITIES
                                                        SUBACCOUNT(5)        SUBACCOUNT(6)        SUBACCOUNT(7)       SUBACCOUNT(8)
FROM OPERATIONS
        Net investment income (loss)                     $      241           $   (2,647)           $   2,159          $       91
        Net realized gain (loss)                                 (0)              96,369               10,093                 -
        Net unrealized appreciation (depreciation)            1,197              119,514               (3,294)                282
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) resulting from
        operations                                            1,438              213,236                8,958                 373
                                                         -----------          -----------           ----------         -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                 61,202            1,271,254              334,828               3,000
        Participant transfers                                   -                 84,992               16,305                 904
        Participant withdrawals                                 -                    -                    -                   -
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) in net assets
           resulting from participant transactions           61,202            1,356,246              351,133               3,904
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) in net assets                62,640            1,569,482              360,091               4,277
NET ASSETS
        Beginning of period                                    -                    -                    -                   -
                                                         -----------          -----------           ----------         -----------
        End of period                                    $   62,640           $1,569,482            $ 360,091          $    4,277
                                                         ===========          ===========           ==========         ===========


                                                                                                      SENECA             OAKHURST
                                                           ABERDEEN             ABERDEEN            STRATEGIC            STRATEGIC
                                                        INTERNATIONAL           NEW ASIA              THEME             ALLOCATION
                                                        SUBACCOUNT(9)        SUBACCOUNT(10)       SUBACCOUNT(11)      SUBACCOUNT(12)
FROM OPERATIONS
        Net investment income (loss)                     $    9,509           $      (55)          $     (951)         $    1,362
        Net realized gain (loss)                            114,776                  918               39,348               7,327
        Net unrealized appreciation
          (depreciation)                                    (68,313)               1,848               34,587              (2,642)
                                                         -----------          -----------           ----------          ----------
        Net increase (decrease) resulting from
          operations                                         55,972                2,711               72,984               6,047
                                                         -----------          -----------           ----------         -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                177,138               53,718              340,671             184,517
        Participant transfers                               916,057              (19,774)              22,522               3,998
        Participant withdrawals                                -                     -                    -                   -
        Net increase (decrease) in net assets            -----------          -----------           ----------         -----------
          resulting from participant transactions         1,093,195               33,944              363,193             188,515
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) in net assets             1,149,167               36,655              436,177             194,562
NET ASSETS
        Beginning of period                                     -                    -                    -                   -
                                                         -----------          -----------           ----------         -----------
        End of period                                    $1,149,167           $   36,655            $ 436,177          $  194,562
                                                         ===========          ===========           ==========         ===========

                                          See Notes to Financial Statements

                                                  STATEMENT OF CHANGES IN NET ASSETS
                                                FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                              (CONTINUED)

                                                                                GOODWIN               RESEARCH
                                                           GOODWIN            MULTI-SECTOR            ENHANCED         WANGER U.S.
                                                        MONEY MARKET          FIXED INCOME             INDEX            SMALL CAP
                                                       SUBACCOUNT(13)        SUBACCOUNT(14)         SUBACCOUNT(15)    SUBACCOUNT(16)
FROM OPERATIONS
        Net investment income (loss)                     $   10,955           $    1,340            $     2,063         $      (267)
        Net realized gain (loss)                                -                     (0)                76,444                 580
        Net unrealized appreciation (depreciation)              -                 (1,376)                30,658              15,024
                                                         -----------          -----------           ------------        ------------
        Net increase (decrease) resulting from
          operations                                         10,955                  (36)               109,165              15,337
                                                         -----------          -----------           ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                              2,221,063               36,095              1,493,178             165,357
        Participant transfers                              (931,268)              24,769                 49,420               4,263
        Participant withdrawals                                 -                    -                      -                   -
        Net increase (decrease) in net assets            -----------          -----------           ------------        ------------
          resulting from participant transactions         1,289,795               60,864              1,542,598             169,620
                                                         -----------          -----------           ------------        ------------
        Net increase (decrease) in net assets             1,300,750               60,828              1,651,763             184,957
NET ASSETS
        Beginning of period                                     -                    -                      -                   -
                                                         -----------          -----------           ------------        ------------
        End of period                                    $1,300,750           $   60,828            $ 1,651,763         $  184,957
                                                         ===========          ===========           ============        ============


                                                            WANGER
                                                        INTERNATIONAL           WANGER               WANGER              TEMPLETON
                                                          SMALL CAP             TWENTY             FOREIGN FORTY           STOCK
                                                       SUBACCOUNT(17)       SUBACCOUNT(18)        SUBACCOUNT(19)      SUBACCOUNT(20)
FROM OPERATIONS
        Net investment income (loss)                     $      (592)         $     (384)           $       (74)        $       (57)
        Net realized gain (loss)                              33,743               6,789                      4                   1
        Net unrealized appreciation (depreciation)            50,391               5,768                  8,270               2,756
                                                         -----------          -----------           ------------        ------------
        Net increase (decrease) resulting from
        operations                                            83,542              12,173                  8,200               2,700
                                                         -----------          -----------           -----------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                 167,415             134,850                 31,253              29,174
        Participant transfers                                (84,447)            (93,622)                   -                 4,633
        Participant withdrawals                                  -                                          -                   -
                                                         -----------          -----------           -----------         ------------
        Net increase (decrease) in net assets
          resulting from participant transactions             82,968              41,228                 31,253              33,807
                                                         -----------          -----------           -----------         ------------
        Net increase (decrease) in net assets                166,510              53,401                 39,453              36,507
NET ASSETS
        Beginning of period                                      -                   -                      -                   -
                                                         -----------          -----------           -----------         ------------
        End of period                                    $   166,510          $   53,401            $    39,453         $    36,507
                                                         ===========          ===========           ===========         ============


                                                                                                    TEMPLETON            MUTUAL
                                                       TEMPLETON ASSET        TEMPLETON             DEVELOPING           SHARES
                                                         ALLOCATION         INTERNATIONAL            MARKETS           INVESTMENTS
                                                       SUBACCOUNT(21)       SUBACCOUNT(22)         SUBACCOUNT(23)     SUBACCOUNT(24)
FROM OPERATIONS
        Net investment income (loss)                     $    (1,491)         $   (2,252)           $       (61)        $       (41)
        Net realized gain (loss)                                  (2)                  6                    870                  (0)
        Net unrealized appreciation (depreciation)            27,915              54,396                    341               1,315
                                                         ------------         -----------           ------------        ------------
        Net increase (decrease) resulting from
          operations                                          26,422              52,150                  1,150               1,274
                                                         ------------         -----------           ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                 296,250             442,658                 39,085              65,035
        Participant transfers                                  1,266               1,809                (21,592)                637
        Participant withdrawals                                  -                   -                    -                     -
                                                         ------------         -----------           ------------        ------------
        Net increase (decrease) in net assets
          resulting from participant transactions            297,516             444,467                 17,493              65,672
                                                         ------------         -----------           ------------        ------------
        Net increase (decrease) in net assets                323,938             496,617                 18,643              66,946
NET ASSETS
        Beginning of period                                      -                   -                      -                   -
                                                         ------------         -----------           ------------        ------------
        End of period                                    $   323,938          $  496,617            $    18,643         $    66,946
                                                         ============         ===========           ============        ============

                                          See Notes to Financial Statements


                                                  STATEMENT OF CHANGES IN NET ASSETS
                                                FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                              (CONTINUED)

                                                                                         FEDERATED            FEDERATED
                                                                    EAFE EQUITY          U.S. GOV'T          HIGH INCOME
                                                                       INDEX           SECURITIES II         BOND FUND II
                                                                   SUBACCOUNT(25)      SUBACCOUNT(26)       SUBACCOUNT(27)
FROM OPERATIONS
        Net investment income (loss)                                 $     73             $    (17)             $    (64)
        Net realized gain (loss)                                          142                   (0)                    0
        Net unrealized appreciation (depreciation)                         58                  (93)                  402
                                                                     --------             ---------             ---------
        Net increase (decrease) resulting from operations                 273                 (110)                  338
                                                                     --------             ---------             ---------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            4,501                9,917                 3,375
        Participant transfers                                              -                   -                  17,154
        Participant withdrawals                                            -                   -                     -
                                                                     --------             ---------             ---------
        Net increase (decrease) in net assets resulting
             from participant transactions                              4,501                9,917                20,529
                                                                     --------             ---------             ---------
        Net increase (decrease) in net assets                           4,774                9,807                20,867
NET ASSETS
        Beginning of period                                                -                   -                     -
                                                                     --------             ---------             ---------
        End of period                                                $  4,774             $  9,807              $ 20,867
                                                                     ========             =========             =========



 (1) From inception August 19,1999     to December 31, 1999
 (2) From inception September 2, 1999  to December 31, 1999
 (3) From inception November 22, 1999  to December 31, 1999
 (4) From inception September 20, 1999 to December 31, 1999
 (5) From inception November 22, 1999  to December 31, 1999
 (6) From inception August 19, 1999    to December 31, 1999
 (7) From inception October 21, 1999   to December 31, 1999
 (8) From inception December 1, 1999   to December 31, 1999
 (9) From inception October 13, 1999   to December 31, 1999
(10) From inception September 2, 1999  to December 31, 1999
(11) From inception September 2, 1999  to December 31, 1999
(12) From inception October 29, 1999   to December 31, 1999
(13) From inception August 27, 1999    to December 31, 1999
(14) From inception November 1, 1999   to December 31, 1999
(15) From inception August 19, 1999    to December 31, 1999
(16) From inception September 2, 1999  to December 31, 1999
(17) From inception September 2, 1999  to December 31, 1999
(18) From inception September 2, 1999  to December 31, 1999
(19) From inception September 2, 1999  to December 31, 1999
(20) From inception September 14, 1999 to December 31, 1999
(21) From inception August 19, 1999    to December 31, 1999
(22) From inception August 19, 1999    to December 31, 1999
(23) From inception September 2, 1999  to December 31, 1999
(24) From inception November 22, 1999  to December 31, 1999
(25) From inception December 16, 1999  to December 31, 1999
(26) From inception November 17, 1999  to December 31, 1999
(27) From inception September 13, 1999 to December 31, 1999

                        See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

      PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 42 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, Franklin Templeton Variable Products Series Fund, BT Deutsche Asset Management VIP Fund, Federated Insurance Series, The Universal Institutional Funds, Inc., The Alger American Fund and Fidelity (R) Variable Insurance Products, (the "Funds"). As of December 31, 2000, 40 of the available 42 Subaccounts were invested in a corresponding series.

      Each Series has distinct investment objectives. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-J.P. Morgan Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Sanford Bernstein Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series seeks to achieve long-term capital growth by investing in securities of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series seeks to achieve long-term capital growth by investing in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Asset Strategy Fund seeks to achieve a high level of total return by investing in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton Growth Securities Fund seeks to achieve long-term capital growth by investing primarily in common stocks issued by various nations throughout the world, including the U.S. and emerging markets. The Templeton International Securities Fund seeks to achieve long-term capital growth by investing in stocks of companies outside the United States, including emerging markets. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Securities Fund seeks capital appreciation with income as a secondary objective by investing primarily in domestic equity securities believed to be undervalued. The Wanger Twenty Series seeks long-term capital growth by investing in growth common stocks of U.S. companies with market capitalization of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series seeks long-term capital growth by investing in equity securities of foreign companies with market capitalization of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial Average before fund expenses. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing in equity securities. The Technology Portfolio seeks long-term

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (continued)

capital appreciation by investing in equity securities involved with technology and technology-related industries. The VIP Contrafund(R) Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Portfolio seeks capital appreciation by investing in equity securities. The VIP Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities. The Alger American Leveraged All-Cap Portfolio seeks long-term capital appreciation and invests primarily in growth stocks. The Phoenix-Engemann Small & Mid-Cap Growth Series seeks long-term growth of capital by normally investing at least 65% of assets in equities of companies with market capitalization of less than $1.5 billion. The Phoenix-Bankers Trust NASDAQ 100 Index(R) seeks to track the total return of the NASDAQ 100 Index(R) before fund expenses. The Phoenix-Sanford Bernstein Small-Cap Value Series seeks long-term capital appreciation by investing primarily in small-capitalization stocks that the adviser believes to be undervalued. The Phoenix-Sanford Bernstein Global Value Series seeks long-term capital appreciation through investment in equity securities of foreign and U.S. companies. Additionally, contract owners also may direct the allocation of their investments between the Account, the Market Value Adjusted Guaranteed Interest Account ("MVA"), and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

      A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

      B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

      C. Income taxes: The Account is not a separate entity from PHL Variable and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. Distributions: Distributions from the Funds are recorded on the ex-dividend date.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Sales of Shares of the Funds

      Purchases and sales of shares of the Funds for the period ended December 31, 2000 aggregated the following:

Subaccount                                                        Purchases               Sales
----------                                                        ---------               -----
The Phoenix Edge Series Fund:
      Phoenix-Aberdeen International Series                      $111,498,087          $111,986,629
      Phoenix-Aberdeen New Asia Series                                257,483                31,983
      Phoenix-Bankers Trust Dow 30 Series                             513,324                36,905
      Phoenix-Bankers Trust NASDAQ 100 Index(R) Series                 23,376                    54
      Phoenix-Duff & Phelps Real Estate Securities Series             224,022                 6,886
      Phoenix-Engemann Capital Growth Series                        4,569,635             1,088,273
      Phoenix-Engemann Nifty Fifty Series                           2,052,480               880,869
      Phoenix-Engemann Small & Mid Cap Growth Series                  254,316                    94
      Phoenix-Federated U.S Government Bond Series                    243,496                 7,329
      Phoenix-Goodwin Money Market Series                         338,742,490           324,171,549
      Phoenix-Goodwin Multi-Sector Fixed Income Series                513,129                11,469
      Phoenix-Hollister Value Equity Series                           753,662                30,194
      Phoenix-J.P. Morgan Research Enhanced Index Series            1,315,609             1,476,788
      Phoenix-Janus Equity Income Series                              803,364                34,749
      Phoenix-Janus Flexible Income Series                            599,698                20,339
      Phoenix-Janus Growth Series                                   2,887,355               341,906
      Phoenix-Morgan Stanley Focus Equity Series                      239,989                 3,511
      Phoenix-Oakhurst Balanced Series                              1,852,283               258,700
      Phoenix-Oakhurst Growth and Income Series                     2,599,152               246,294
      Phoenix-Oakhurst Strategic Allocation Series                    488,095                46,818
      Phoenix-Sanford Bernstein Mid-Cap Value Series                  349,800                40,372
      Phoenix-Seneca Mid-Cap Growth Series                          2,353,700               163,829
      Phoenix-Seneca Strategic Theme Series                         3,375,874               209,412

The Alger American Fund:
      Alger American Leveraged AllCap Portfolio                       480,516                25,312

Deutsche Asset Management VIT Funds:
      EAFE(R) Equity Index Fund                                       362,910                22,562

Federated Insurance Series:
      Federated Fund for U.S. Government Securities II                442,823                63,822
      Federated High Income Bond Fund II                              410,911                23,451

Fidelity(R) Variable Insurance Products:
      VIP Contrafund(R) Portfolio                                     298,915                20,831
      VIP Growth Opportunities Portfolio                               25,514                 8,558
      VIP Growth Portfolio                                            111,118                16,416

Franklin Templeton Variable Insurance Products Trust:
      Mutual Shares Securities Fund -- Class 2                        286,789               160,660
      Templeton Asset Strategy Fund -- Class 2                        538,492               319,180
      Templeton Developing Markets Securities Fund -- Class 2       3,970,671             3,854,022
      Templeton Growth Securities Fund -- Class 2                   3,452,113             3,431,570
      Templeton International Securities Fund -- Class 2           46,069,542            46,355,482

The Universal Institutional Funds, Inc.:
      Technology Portfolio                                          1,515,614               121,365

Wanger Advisors Trust:
      Wanger Foreign Forty                                            654,463               180,236
      Wanger International Small Cap                              162,639,796           161,888,069
      Wanger Twenty                                                   220,827                 4,773
      Wanger U.S. Small Cap                                         3,382,298             1,585,896

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions for the period ended December 31,2000 (in units)


                                                                                  Subaccount
                                        -------------------------------------------------------------------------------------------
                                                                                                        Phoenix-
                                                                                         Phoenix-       Sanford
                                         Phoenix-        Phoenix-        Phoenix-        Oakhurst       Bernstein       Phoenix-
                                         Engemann       Seneca Mid-      Hollister      Growth and       Mid-Cap        Engemann
                                        Nifty Fifty     Cap Growth     Value Equity       Income          Value      Capital Growth
                                        -----------     -----------    ------------     -----------     -----------  --------------
Units outstanding, beginning of period      439,892          40,389          37,916         100,856          31,404         624,438
Participant deposits                        571,868         310,149         167,604         615,962         112,290       1,437,607
Participant transfers                       188,309         295,694         107,098         535,982          36,909         351,479
Participant withdrawals                    (266,636)         (4,072)         (2,928)        (60,184)         (2,587)       (366,292)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units outstanding, end of period            933,433         642,160         309,690       1,192,616         178,016       2,047,232
                                        ===========     ===========     ===========     ===========     ===========     ===========

                                                       Phoenix-Duff                                     Phoenix-         Phoenix-
                                         Phoenix-     & Phelps Real       Phoenix-       Phoenix-        Seneca          Oakhurst
                                         Oakhurst         Estate          Aberdeen       Aberdeen       Strategic       Strategic
                                         Balanced       Securities      International    New Asia         Theme         Allocation
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units outstanding, beginning of period      164,142           1,979         490,117          16,008         163,770          92,484
Participant deposits                        437,350          28,205         293,227          48,665         790,343         117,115
Participant transfers                       269,830          56,405        (261,447)         56,907         228,930          74,353
Participant withdrawals                     (73,724)           (425)        (28,233)         (2,905)        (44,143)        (10,945)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units outstanding, end of period            797,598          86,165         493,664         118,675       1,138,900         273,007
                                        ===========     ===========     ===========     ===========     ===========     ===========

                                                                       Phoenix-J.P.
                                                          Phoenix-        Morgan
                                          Phoenix-      Goodwin Multi-   Research                         Wanger
                                          Goodwin       Sector Fixed     Enhanced       Wanger U.S.    International       Wanger
                                        Money Market       Income          Index         Small Cap       Small Cap         Twenty
                                        ------------    --------------  -----------     -----------     -----------     -----------
Units outstanding, beginning of period      642,013          29,867         763,778          79,597          52,554          22,662
Participant deposits                      7,847,229         114,549         358,830         566,415         343,902          42,933
Participant transfers                      (871,877)        119,095         178,826         319,713         219,072          47,133
Participant withdrawals                    (129,432)         (2,388)       (600,032)        (30,488)        (20,165)         (1,368)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units outstanding, end of period          7,487,933         261,123         701,402         935,237         595,363         111,360
                                        ===========     ===========     ===========     ===========     ===========     ===========

                                           Wanger                        Templeton                      Templeton          Mutual
                                          Foreign       Templeton          Asset         Templeton      Developing         Shares
                                           Forty          Growth         Strategy      International      Markets        Investment
                                        -----------     -----------     -----------    -------------    -----------     -----------
Units outstanding, beginning of period       12,831          16,373         148,725         222,041           8,879          32,796
Participant deposits                         52,978           7,205         124,788          91,327          68,445          43,028
Participant transfers                        90,499           8,962         104,188          20,421           8,983          19,009
Participant withdrawals                      (2,591)         (1,056)       (144,031)       (213,693)         (1,240)           (376)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units outstanding, end of period            153,717          31,484         233,670         120,096          85,067          94,457
                                        ===========     ===========     ===========     ===========     ===========     ===========

                                                          Phoenix-        Federated       Federated      Phoenix-
                                       EAFE(R) Equity     Bankers         U.S. Gov't     High Income   Federated US   Phoenix-Janus
                                           Index        Trust Dow 30    Securities II   Bond Fund II    Gov't Bond    Equity Income
                                        ------------    ------------    -------------   ------------   ------------   -------------
Units outstanding, beginning of period        2,250               0           4,958          10,313               0               0
Participant deposits                         61,755         208,146         130,580         137,973          31,577         219,112
Participant transfers                       119,627          45,075          53,196          70,560          76,723         206,928
Participant withdrawals                      (9,890)        (14,518)         (2,973)         (3,577)           (294)        (10,432)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units outstanding, end of period            173,742         238,703         185,761         215,270         108,006         415,608
                                        ===========     ===========     ===========     ===========     ===========     ===========

                                                                                                        Phoenix-
                                                         Phoenix-         Phoenix-        Morgan         Bankers         Phoenix-
                                          Phoenix-        Janus            Morgan         Stanley         Trust          Engemann
                                           Janus         Flexible      Stanley Focus     Technology     NASDAQ 100        Small &
                                           Growth         Income           Equity        Portfolio       Index(R)        Mid Cap
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units outstanding, beginning of period            0               0               0               0               0               0
Participant deposits                        721,960         205,399          50,896         170,717               0          97,790
Participant transfers                       566,003          73,682          60,438         468,591          12,796          52,025
Participant withdrawals                     (36,441)           (760)             --          (3,029)              0               0
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units outstanding, end of period          1,251,522         278,321         111,334         636,279          12,796         149,815
                                        ===========     ===========     ===========     ===========     ===========     ===========

                                                                                           Alger
                                                                        Fidelity VIP      American
                                        Fidelity VIP    Fidelity VIP       Growth        Leveraged
                                        Contrafund(R)      Growth       Opportunities      AllCap
                                        ------------    ------------    ------------    ------------
Units outstanding, beginning of period             0               0               0               0
Participant deposits                         100,156          36,564           8,969         171,268
Participant transfers                         51,056          14,847            (431)        118,931
Participant withdrawals                       (3,779)           (880)             --         (15,887)
                                        ------------    ------------    ------------    ------------
Units outstanding, end of period             147,433          50,531           8,538         274,312
                                        ============    ============    ============    ============

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Investment Advisory Fees and Related Party Transactions

      PHL Variable and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

      PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each Subaccount the daily equivalent of 0.40%, 0.875% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

      As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $1,204 during the period ended December 31, 2000.

      PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable Insurance Company.

      On surrender of a contract, no contingent deferred sales charges apply.

Note 6--Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix Variable intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of PHL Variable Insurance Company and
  Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Engemann Nifty Fifty, Seneca Mid-Cap Growth, Hollister Value Equity, Oakhurst Growth and Income, Sanford Bernstein Mid-Cap Value, Engemann Capital Growth, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Aberdeen International, Aberdeen New Asia, Seneca Strategic Theme, Oakhurst Strategic Allocation, Goodwin Money Market, Goodwin Multi-Sector Fixed Income, J.P. Morgan Research Enhanced Index, Wanger U.S. Small-Cap, Wanger International Small-Cap, Wanger Twenty, Wanger Foreign Forty, Templeton Growth, Templeton Asset Strategy, Templeton International, Templeton Developing Markets, Mutual Shares Investments, EAFE(R) Equity Index, Bankers Trust Dow 30, Federated U.S. Government Securities II, Federated High Income Bond Fund II, Federated U.S. Government Bond, Janus Equity Income, Janus Growth, Janus Flexible Income, Morgan Stanley Focus Equity, Technology Portfolio, Bankers Trust NASDAQ 100 Index(R), Engemann Small & Mid-Cap Growth, Fidelity VIP Contrafund(R), Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Alger American Leveraged All-Cap (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 2000, and the results of each of their operations, the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with fund custodians or transfer agents, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Hartford, Connecticut
March 14, 2001

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

     PHL VARIABLE
     INSURANCE COMPANY
     (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
     FINANCIAL STATEMENTS
     DECEMBER 31, 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                               PAGE
Report of Independent Accountants ..........................................................................    F-3

Balance Sheet as of December 31, 2000 and 1999 .............................................................    F-4

Statement of Income, Comprehensive Income and Equity for the year ended
   December 31, 2000, 1999 and 1998.........................................................................    F-5

Statement of Cash Flows for the year ended December 31, 2000, 1999 and 1998 ................................    F-6

Notes to Financial Statements............................................................................F-7 - F-18

PRICEWATERHOUSECOOPERS LLP [LOGO]
--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   100 Pearl Street
                                                   Hartford CT 06103-4508
                                                   Telephone     (860) 241 7000
                                                   Facsimile     (860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP



February 15, 2001

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                          ---------------------------------------
                                                                                  2000                  1999
                                                                          -----------------     -----------------
                                                                                      (IN THOUSANDS)
Assets:
Investments
     Held-to-maturity debt securities, at amortized cost                  $          13,697     $          10,298
     Available-for-sale debt securities, at fair value                              144,217                55,840
     Policy loans                                                                       710                   522
     Short-term investments                                                          72,375                26,140
     Other invested assets                                                            1,618                 1,052
                                                                          -----------------     -----------------
          Total investments                                                         232,617                93,852
Cash and cash equivalents                                                             8,404
Accrued investment income                                                             1,381                   786
Deferred policy acquisition costs                                                    84,842                62,136
Deferred and uncollected premiums                                                     6,790                 6,300
Other assets                                                                          1,942                 4,394
Goodwill, net                                                                           349                   451
Separate account assets                                                           1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total assets                                                    $       1,657,907     $       1,425,866
                                                                          =================     =================
Liabilities:
     Policyholder deposit funds                                           $         195,393     $          64,230
     Policy liabilities and accruals                                                 24,062                14,240
     Deferred income taxes                                                            3,784                   209
     Other liabilities                                                               18,898                11,051
     Separate account liabilities                                                 1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total liabilities                                                       1,563,719             1,347,677
                                                                          -----------------     -----------------
Equity:
     Common stock, $5,000 par value
          (1,000 shares authorized, 500 shares issued and outstanding)                2,500                 2,500
     Additional paid-in capital                                                      79,864                64,864
     Retained earnings                                                               11,553                11,538
     Accumulated other comprehensive income (loss)                                      271                  (713)
                                                                          -----------------     -----------------

          Total equity                                                               94,188                78,189
                                                                          -----------------     -----------------

          Total liabilities and equity                                    $       1,657,907     $       1,425,866
                                                                          =================     =================











        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                    2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
Revenues
      Premiums                                               $         6,168    $         9,838    $          6,280
      Insurance and investment product fees                           30,098             20,618              10,998
      Net investment income                                            9,197              3,871               2,449
      Net realized investment gains                                      116                 27                  49
                                                             ---------------    ---------------    ----------------
             Total revenues                                           45,579             34,354              19,776
                                                             ---------------    ---------------    ----------------

 Benefits and expenses
      Policy benefits and increase in policy liabilities              17,056              9,248               3,964
      Amortization of deferred policy acquisition costs               15,765              4,747               3,976
      Other operating expenses                                        14,006             11,130               5,389
                                                             ---------------    ---------------    ----------------
             Total benefits and expenses                              46,827             25,125              13,329
                                                             ---------------    ---------------    ----------------

 (Loss) income before income taxes                                    (1,248)             9,229               6,447

 Income tax (benefit) expense                                         (1,263)             3,230               2,257
                                                             ---------------    ---------------    ----------------
 Net income                                                               15              5,999               4,190
                                                             ---------------    ---------------    ----------------

 Other comprehensive income (loss), net of income
 taxes
      Unrealized gains (losses) on securities                          1,002               (915)                152
      Reclassification adjustment for net realized
          losses included in net income                                  (18)                (5)                (26)
                                                             ---------------    ---------------    ----------------
             Total other comprehensive income (loss)                     984               (920)                126
                                                             ---------------    ---------------    ----------------

 Comprehensive income                                                    999              5,079               4,316
 Capital contributions                                                15,000             29,000              17,000
                                                             ---------------    ---------------    ----------------
 Net increase in equity                                               15,999             34,079              21,316
 Equity, beginning of year                                            78,189             44,110              22,794
                                                             ---------------    ---------------    ----------------

 Equity, end of year                                         $        94,188      $      78,189      $       44,110
                                                             ===============      =============      ==============













        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                   2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
 Cash flow from operating activities:
 Net income                                                  $            15    $         5,999    $         4,190

 Adjustments to reconcile net income
    to net cash used for operating activities:
 Net realized investment gains                                          (116)               (27)               (49)
 Amortization of goodwill                                                102                102                107
 Deferred income taxes (benefit)                                       3,045              2,883               (987)
 Increase in accrued investment income                                  (595)              (275)              (254)
 Increase in deferred policy acquisition costs                       (23,845)           (23,807)           (15,815)
 Change in other assets/liabilities                                   19,447              8,856              1,881
                                                             ---------------    ---------------    ---------------

 Net cash used for operating activities                               (1,947)            (6,269)           (10,927)
                                                             ---------------    ---------------    ---------------

 Cash flow from investing activities:
 Proceeds from sales, maturities or repayments of
     available-for-sale debt securities                               25,136             11,664             14,133
 Proceeds from maturities or repayments of
     held-to-maturity debt securities                                  4,375                623                634
 Purchase of available-for-sale debt securities                     (110,700)           (33,397)           (28,360)
 Purchase of held-to-maturity debt securities                         (7,683)            (7,000)            (1,216)
 Increase in policy loans                                               (188)              (273)              (249)
 Change in short-term investments, net                               (46,235)           (19,733)            (6,172)
 Purchase of other invested assets                                      (517)
 Other, net                                                                                 (68)              (168)
                                                             ---------------    ---------------    ---------------

 Net cash used for investing activities                             (135,812)           (48,184)           (21,398)
                                                             ---------------    ---------------    ---------------

 Cash flow from financing activities:
 Capital contributions from parent                                    15,000             29,000             17,000
 Increase in policyholder deposit funds, net of interest
 credited                                                            131,163             24,540             14,759
                                                             ---------------    ---------------    ---------------

 Net cash provided by financing activities                           146,163             53,540             31,759
                                                             ---------------    ---------------    ---------------

 Net change in cash and cash equivalents                               8,404               (913)              (566)

 Cash and cash equivalents, beginning of year                                               913              1,479
                                                             ---------------    ---------------    ---------------

 Cash and cash equivalents, end of year                      $         8,404    $                  $           913
                                                             ===============    ==================================

 Supplemental cash flow information:
 Income taxes (received) paid, net                           $        (2,660)   $         3,338    $         1,711









        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables and income taxes are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     For the mortgage-backed and asset-backed bond portion of the debt security portfolio, PHL Variable recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

     Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related contracts.

     Short-term investments are carried at amortized cost, which approximates fair value. PHL Variable considers highly liquid investments purchased with a maturity date of one year or less to be short-term investments.

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

     Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies, limited pay and investment type contracts, DAC is amortized in proportion to total estimated gross profits over the expected life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

     GOODWILL

     Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting PHL Variable's business.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions.

     For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     For Market Value Adjusted separate accounts, contractholders are credited interest at a guaranteed rate if the account is held until the end of the guarantee period. If funds are withdrawn from the account prior to the end of the guarantee period, a market value adjustment is applied, which means that the funds received may be higher or lower than the account value, depending on whether current interest rates are higher, lower or equal to the guaranteed interest rate. In these separate accounts, appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses are reflected as net income or loss in PHL Variable's interest in the separate accounts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     POLICYHOLDER DEPOSIT FUNDS

     Policyholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

     INVESTMENT PRODUCT FEES

     Revenues for investment-type products consist of net investment income and contract charges assessed against the fund values (fees). Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which range from 4.00% to 7.15%, less administrative and mortality charges.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Term life insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

     REINSURANCE

     PHL Variable utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     INCOME TAXES

     For the tax year ended December 31, 2000, PHL Variable will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). PHL Variable has been filing on a separate company basis since December 31, 1996.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company Employee Pension Plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2000, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2000, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability.

     RECENT ACCOUNTING PRONOUNCEMENTS

     On January 1, 1999, PHL Variable adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for
     Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on PHL Variable's Balance Sheet and Statement of Income, Comprehensive Income and Equity.

3.   SIGNIFICANT TRANSACTIONS

     REORGANIZATION

     On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's board of directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the State of New York Insurance Department.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:

                                                                        GROSS         GROSS
                                                        AMORTIZED     UNREALIZED    UNREALIZED       FAIR
                                                          COST          GAINS         LOSSES         VALUE
                                                       -----------   ------------  ------------   ------------
                                                                          (IN THOUSANDS)

     HELD-TO-MATURITY:
     State and political subdivision bonds             $     1,860   $        236                 $      2,096
     Corporate securities                                   11,837            621  $        (43)        12,415
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $        857  $        (43)  $     14,511
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,468   $        366  $        (12)  $      6,822
     State and political subdivision bonds                  10,339             22           (78)        10,283
     Corporate securities                                   25,616            165          (880)        24,901
     Mortgage-backed or asset-backed securities            100,974          1,267           (30)       102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $   143,397   $      1,820  $     (1,000)  $    144,217
                                                       ===========   ============  ============   ============


     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:

                                                                        GROSS          GROSS
                                                        AMORTIZED     UNREALIZED     UNREALIZED       FAIR
                                                          COST          GAINS          LOSSES        VALUE
                                                       -----------   ------------  ------------   ------------
                                                                            (IN MILLIONS)
     HELD-TO-MATURITY:
     Corporate securities                              $    10,298   $        136  $       (169)  $     10,265
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,475   $          3   $      (156)  $      6,322
     State and political subdivision bonds                  10,366                         (343)        10,023
     Corporate securities                                   16,637                         (983)        15,654
     Mortgage-backed or asset-backed securities             24,194                         (353)        23,841
                                                       -----------   ------------  ------------   ------------

     Total                                             $    57,672   $          3   $    (1,835)  $     55,840
                                                       ===========   ============   ===========   ============


PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                            HELD-TO-MATURITY           AVAILABLE-FOR-SALE
                                                         AMORTIZED      FAIR         AMORTIZED       FAIR
                                                           COST         VALUE          COST          VALUE
                                                       -----------   ------------  ------------   ------------
                                                                           (IN THOUSANDS)


     Due in one year or less                                                        $     7,394   $      7,384
     Due after one year through five years             $     5,837   $      6,024        16,345         16,331
     Due after five years through ten years                  6,000          6,391         9,990         10,373
     Due after ten years                                     1,860          2,096         8,694          7,918
     Mortgage-backed or asset-backed securities                                         100,974        102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $     14,511  $    143,397   $    144,217
                                                       ===========   ============  ============   ============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                                    2000            1999             1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         7,254  $        3,362   $         2,142
     Policy loans                                                         12               7                 1
     Short-term investments                                            2,049             561               344
                                                             ---------------  --------------   ---------------

       Sub-total                                                       9,315           3,930             2,487
     Less: investment expenses                                           118              59                38
                                                             ---------------  --------------   ---------------

     Net investment income                                   $         9,197  $        3,871   $         2,449
                                                             ===============  ==============   ===============


     INVESTMENT GAINS AND LOSSES

     Net unrealized gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                   2000             1999            1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         2,652  $       (2,399)  $           333
     DAC                                                              (1,139)            983              (139)
     Deferred income taxes (benefits)                                    529            (496)               68
                                                             ---------------  --------------   ---------------

     Net unrealized investment gains (losses)
        on securities available-for-sale                     $           984  $         (920)  $           126
                                                             ===============  ==============   ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The proceeds from sales of available-for-sale debt securities for the years ended December 31, 2000, 1999 and 1998 were $1.5 million, $6.0 million, and $10.0 million, respectively. The gross realized gains associated with these sales were $20.6 thousand, $7.4 thousand, and $37.7 thousand in 2000, 1999 and 1998, respectively.

5.   GOODWILL

     PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.02 million was pushed down to PHL Variable from PM Holdings.

     Goodwill was as follows:

                                                                      DECEMBER 31,
                                                       ----------------------------------------
                                                               2000                  1999
                                                       ------------------      ----------------
                                                                    (IN THOUSANDS)
     Goodwill                                         $            1,020       $          1,020
     Accumulated amortization                                       (671)                  (569)
                                                      ------------------       ----------------
     Total goodwill, net                              $              349       $            451
                                                      ==================       ================

6.   INCOME TAXES

     A summary of income taxes (benefits) applicable to income before income taxes for the year ended December 31, was as follows:

                                           2000                1999                  1998
                                   ------------------   ----------------     ------------------
Income taxes:
   Current                         $          (4,308)   $            347      $           3,244
   Deferred                                    3,045               2,883                   (987)
                                   ------------------   ----------------     ------------------
Total                              $          (1,263)   $          3,230      $           2,257
                                   ==================   ================     ==================

     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

                                          2000                    1999                  1998
                                    ---------------------- --------------------- -----------------------
                                     (IN THOUSANDS)    %    (IN THOUSANDS)   %    (IN THOUSANDS)    %
                                    ---------------  ----- --------------- ----- ---------------  ------

     Income tax (benefit)
       expense at statutory rate    $          (437)   35% $       3,230     35% $         2,256     35%
     Dividend received deduction
      and tax-exempt interest                  (853)   68%            (1)     0%
     Other, net                                  27   (2)%             1      0%               1      0%
                                    ---------------  ----- --------------  ----- ---------------  ------
     Income taxes                   $        (1,263)  101% $       3,230     35% $         2,257     35%
                                    ===============  ===== ==============  ===== ===============  ======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The net deferred income tax liability represents the income tax effects of temporary differences. The components as of December 31, were as follows:

                                                              2000                    1999
                                                        ----------------        ----------------
                                                                     (IN THOUSANDS)
     DAC                                                $         25,084        $         17,890
     Surrender charges                                           (14,715)                (17,597)
     Unearned premium/deferred revenue                              (296)                   (115)
     Investments                                                      93                     104
     Future policyholder benefits                                  2,033                     376
     Net operating loss carryforward                              (8,373)
     Other                                                          (187)                    (65)
                                                        ----------------        ----------------
                                                                   3,639                     593
     Net unrealized investment gains (losses)                        145                    (384)
                                                        ----------------        ----------------

     Deferred income tax liability, net                 $          3,784        $            209
                                                        ================        ================

     Gross deferred income tax assets totaled $23.6 million and $18.2 million at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $27.4 million and $18.4 million at December 31, 2000 and 1999, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 2000 and 1999, will be realized.

     PHL Variable's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

7.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:

                                                                  2000             1999              1998
                                                             ---------------  ----------------  ---------------
                                                                              (IN THOUSANDS)
     Unrealized gains (losses) on securities
       available-for-sale:                                   $         1,540  $         (1,409) $           234
     Before-tax amount                                                   538              (494)              82
                                                             ---------------  ----------------  ---------------
     Income tax expense (benefit)                                      1,002              (915)             152
                                                             ---------------  ----------------  ---------------
     Total

     Reclassification adjustment for net losses realized
      in net income:
     Before-tax amount                                                   (27)               (7)             (40)
     Income tax benefit                                                   (9)               (2)             (14)
                                                             ---------------  ----------------  ---------------
     Total                                                               (18)               (5)             (26)
                                                             ---------------  ----------------  ---------------

     Net unrealized gains (losses) on securities
      available-for-sale:
     Before-tax amount                                                 1,513            (1,416)             194
     Income tax expense (benefit)                                        529              (496)              68
                                                             ---------------  ----------------  ---------------
     Total                                                   $           984  $           (920) $           126
                                                             ===============  ================  ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following table summarizes accumulated other comprehensive income
     (loss) balances:

                                                                          DECEMBER 31,
                                                            -----------------------------------------
                                                                  2000                    1999
                                                            -----------------       -----------------
                                                                         (IN THOUSANDS)
     Accumulated other comprehensive income
      (loss) on securities available-for-sale:
     Balance, beginning of year                             $            (713)      $             207
     Change during period                                                 984                    (920)
                                                            -----------------       -----------------
     Balance, end of year                                   $             271       $            (713)
                                                            =================       =================

8.   REINSURANCE

     PHL Variable entered into a reinsurance treaty on January 1, 1996 to cover death benefits in excess of account balances on variable contracts. The treaty stopped accepting new business on December 31, 1999. Another reinsurance treaty became effective January 1, 1999 which covered products introduced in 1999. Premiums paid by PHL Variable on the reinsurance contracts were $1,185 thousand, $1,114 thousand and $668 thousand, less claims of $188 thousand, $22 thousand and $13 thousand for the year ended December 31, 2000, 1999 and 1998, respectively.

     In connection with PHL Variable's life insurance products, automatic treaties have been established with a number of reinsurers and their subsidiaries, covering either 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. PHL Variable had approximately $1.0 billion of net insurance in force, including $9.7 billion of direct in force less $8.7 billion of reinsurance ceded as of December 31, 2000. PHL Variable had approximately $0.7 billion of net insurance in force, including $6.5 billion of direct in force less $5.8 billion of reinsurance ceded as of December 31, 1999. Approximately $638.7 thousand of claims were recovered in 2000. No claims were recovered for the years 1999 and 1998.

     For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. There were no reinsurance recoverables as of December 31, 2000 and 1999. There were no claims recovered as of December 31, 2000. Claims recovered were $455 thousand as of December 31, 1999.

9.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to PHL Variable and is reimbursed through a cost allocation process. The expenses allocated to PHL Variable were $34.3 million, $22.0 million and $8.7 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to Phoenix were $15.8 million and $2.8 million as of December 31, 2000 and 1999, respectively.

     Phoenix Investment Partners Ltd., through its affiliated registered investment advisors, provides investment services to PHL Variable for a fee. Investment advisory fees incurred by PHL Variable were $2.1 million, $2.2 million and $1.3 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to the affiliated investment advisors were $19 thousand and $7 thousand, as of December 31, 2000 and 1999, respectively.

     Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of PHL Variable's annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell PHL Variable annuity contracts. Concessions paid to PEPCO, which in turn paid commissions for contracts sold through W.S. Griffith & Co., Inc., and other outside broker dealers, were $20.0 million, $9.8 million and $9.6 million for the year ended December 31, 2000, 1999 and 1998, respectively.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Amounts payable to PEPCO were $2.3 million and $0.8 million, as of December 31, 2000 and 1999, respectively.

     PHL Associates, Inc., an indirect wholly-owned subsidiary of Phoenix, sells and services various PHL Variable non-participating life insurance products through its insurance agents. Concessions paid to PHL Associates were $2.6 million, $2.6 million and $2.5 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to PHL Associates were $41 thousand and $0.9 million, as of December 31, 2000 and 1999, respectively.

10.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                               2000                    1999
                                                        -----------------       ----------------
                                                                     (IN THOUSANDS)

     Balance at beginning of year                       $          62,136       $         36,686
     Acquisition cost deferred                                     39,610                 29,214
     Amortized to expense during the year                         (15,765)                (4,747)
     Adjustment to net unrealized investment
        (losses) gains included in other
        comprehensive income                                       (1,139)                   983
                                                        -----------------       ----------------
     Balance at end of year                             $          84,842       $         62,136
                                                        =================       ================

11.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Other than debt securities held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     an interest rate that is periodically reset based upon market rates and therefore, book value is a reasonable approximation of fair value.

     INVESTMENT CONTRACTS

     Variable annuity contracts have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances. The contract liability balances for December 31, 2000 and 1999 were $195.4 million and $64.2 million, respectively.

     OTHER INVESTED ASSETS

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

12.  STATUTORY FINANCIAL INFORMATION

     The insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2000, 1999 and 1998. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                      2000               1999              1998
                                                 ---------------    --------------    --------------
                                                                    (IN THOUSANDS)

     Statutory net income                        $       (32,352)   $       (1,655)   $        1,542
     DAC, net                                             23,845            24,466            15,815
     Future policy benefits                               20,219           (13,826)          (14,056)
     Deferred income taxes                               (11,418)           (2,883)              987
     Other, net                                             (279)             (103)              (98)
                                                 ---------------    --------------    --------------

     Net income, as reported                     $            15    $        5,999    $        4,190
                                                 ===============    ==============    ==============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles the statutory surplus and asset valuation reserve (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                       2000                    1999
                                                 -----------------       -----------------
                                                                (IN THOUSANDS)

     Statutory surplus and AVR                   $          49,624       $          66,354
     DAC, net                                               85,247                  61,403
     Future policy benefits                                (29,336)                (48,721)
     Investment valuation allowances                           459                  (1,089)
     Deferred income taxes                                 (12,156)                   (209)
     Other, net                                                350                     451
                                                 -----------------       -----------------

     Equity, as reported                         $          94,188       $          78,189
                                                 =================       =================

     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 2000 without prior approval is subject to restrictions relating to statutory surplus.

     In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on PHL Variable's statutory surplus is expected to increase surplus approximately $584.1 thousand (unaudited), primarily as a result of recording deferred income taxes.

13.  COMMITMENTS AND CONTINGENCIES

     In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

14.  REORGANIZATION AND INITIAL PUBLIC OFFERING - UNAUDITED

     PHL Variable Insurance Company's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual insurance company to a stock life insurance company, became a wholly owned subsidiary of the Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM FINANCIAL STATEMENTS
JUNE 30, 2001

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM BALANCE SHEETS

-------------------------------------------------------------------------------

                                                                                                      AS OF
                                                                       AS OF JUNE 30,             DECEMBER 31,
                                                                            2001                      2000

                                                                    ---------------------     ----------------------
                                                                                    (IN THOUSANDS)
Assets:
Investments

   Held-to-maturity debt securities, at amortized cost                     $      20,781              $      13,697
   Available-for-sale debt securities, at fair value                             289,888                    144,217
   Policy loans                                                                      781                        710
   Short-term investments                                                                                    72,375
   Other invested assets                                                           7,173                      1,618
                                                                    ---------------------     ----------------------
   Total investments                                                             318,623                    232,617
Cash and cash equivalents                                                         48,957                      8,404
Accrued investment income                                                          3,020                      1,381
Deferred policy acquisition costs                                                116,409                     84,842


Deferred and uncollected premiums                                                  6,224                      6,790
Other assets                                                                      11,142                      1,942
Goodwill, net                                                                        298                        349
Separate account assets                                                        1,560,850                  1,321,582
                                                                    ---------------------     ----------------------
   Total assets                                                          $     2,065,523             $    1,657,907
                                                                    =====================     ======================

Liabilities:
    Policyholder deposit funds                                             $     325,783              $     195,393
    Policy liabilities and accruals                                               28,358                     24,062
    Deferred income taxes                                                         11,512                      3,784
    Other liabilities                                                              7,194                     18,898
    Separate account liabilities                                               1,560,850                  1,321,582
                                                                    ---------------------     ----------------------
    Total liabilities                                                          1,933,697                  1,563,719
                                                                    ---------------------     ----------------------

Equity:
    Common stock, $5,000 par value (1,000 shares
      authorized, 500 shares issued and outstanding)                               2,500                      2,500
    Additional paid-in-capital                                                   114,864                     79,864
    Retained earnings                                                             13,936                     11,553
    Accumulated other comprehensive income                                           526                        271
                                                                    ---------------------     ----------------------
    Total equity                                                                 131,826                     94,188
                                                                    ---------------------     ----------------------
    Total liabilities and equity                                          $    2,065,523             $    1,657,907
                                                                    =====================     ======================


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENTS OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                          FOR THE THREE MONTHS              FOR THE SIX MONTHS
                                                             ENDED JUNE 30,                   ENDED JUNE 30,
                                                      -----------------------------    -----------------------------
                                                          2001            2000             2001            2000
                                                      -------------   -------------    -------------    ------------
                                                             (IN THOUSANDS)                   (IN THOUSANDS)
Revenues
    Premiums                                               $  (548)       $    392        $   1,875       $   3,120
    Insurance and investment product fees                    7,773           7,257           15,410          14,484
    Net investment income                                    5,107           1,951            9,748           3,546
    Net realized investment (losses) gains                    (183)             20             (288)             38
                                                      -------------   -------------    -------------    ------------
        Total revenues                                      12,149           9,620           26,745          21,188
                                                      -------------   -------------    -------------    ------------

Benefits and expenses

    Policy benefits and increase in policy
        liabilities                                          6,724           5,244           12,113          10,923
    Amortization of deferred policy acquisition
        expenses                                            (1,914)          2,322            2,841           4,710
    Other operating expenses                                 5,102             908            8,298           2,275
                                                      -------------   -------------    -------------    ------------
        Total benefits and expenses                          9,912           8,474           23,252          17,908


Income before income taxes                                   2,237           1,146            3,493           3,280
                                                      -------------   -------------    -------------    ------------
Income taxes                                                   727             401            1,110           1,147
                                                      -------------   -------------    -------------    ------------
Net income                                                   1,510             745            2,383           2,133
                                                      -------------   -------------    -------------    ------------

Other comprehensive (loss) income, net of
    income taxes
    Unrealized (losses) gains on securities                   (385)            (26)             287             104
    Reclassification adjustment for net realized
        losses (gains) included in net income                   72                              (32)
                                                      -------------   -------------    -------------    ------------
        Total other comprehensive (loss) income               (313)            (26)             255             104
                                                      -------------   -------------    -------------    ------------

Comprehensive income                                         1,197             719            2,638           2,237
Capital contribution                                        15,000          15,000           35,000          15,000
                                                      -------------   -------------    -------------    ------------
Net increase in equity                                      16,197          15,719           37,638          17,237
Equity, beginning of period                                115,629          79,707           94,188          78,189
                                                      -------------   -------------    -------------    ------------

Equity, end of period                                   $  131,826      $   95,426       $  131,826       $  95,426
                                                      =============   =============    =============    ============

        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENTS OF CASH FLOWS
-------------------------------------------------------------------------------

                                                                                FOR THE SIX MONTHS
                                                                                  ENDED JUNE 30,
                                                                  -----------------------------------------------
                                                                          2001                      2000
                                                                  ----------------------    ---------------------
                                                                                  (IN THOUSANDS)
Cash flows from operating activities:
    Net income                                                              $     2,383             $      2,133

Adjustments to reconcile net income
  to net cash from operating activities:
    Net realized investment losses                                                  288                      (38)
    Amortization of goodwill                                                         51                       51
    Deferred income taxes                                                         7,590                    6,721
    Increase in accrued investment income                                        (1,639)                    (323)
    Increase in deferred policy acquisition costs                               (32,450)                 (19,250)
    Change in other assets/other liabilities                                    (16,263)                   3,294
                                                                  ----------------------    ---------------------
    Net cash used for operating activities                                      (40,040)                  (7,412)
                                                                  ----------------------    ---------------------

Cash flow from investing activities:
    Proceeds from sales, maturities or repayments of
        available-for-sale debt securities                                       62,799                    5,240
    Proceeds from maturities or repayments of
        held-to-maturity debt securities                                            588                      522
    Purchase of available-for-sale debt securities                             (206,898)                 (27,295)
    Purchase of held-to-maturity debt securities                                 (7,590)                  (6,483)
    Change in short term investments, net                                        72,375                  (16,842)
    Investment in separate accounts                                              (6,000)
    Increase in policy loans                                                        (71)                    (100)
                                                                  ----------------------    ---------------------
    Net cash used for investing activities                                      (84,797)                 (44,958)
                                                                  ----------------------    ---------------------

Cash flow from financing activities:
Capital contribution from parent                                                 35,000                   15,000
Increase in policyholder deposit funds, net of
    interest credited                                                           130,390                   40,019
                                                                  ----------------------    ---------------------
Net cash provided by financing activities                                       165,390                   55,019
                                                                  ----------------------    ---------------------

Net change in cash and cash equivalents                                          40,553                    2,649

Cash and cash equivalents, beginning of year                                      8,404
Cash and cash equivalents, end of period                                  $      48,957             $      2,649
                                                                  ======================    =====================


Supplemental cash flow information
    Income taxes paid, net                                                         -                        -

        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO UNAUDITED INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

    PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of the former Phoenix Home Life Mutual Insurance Company which was renamed Phoenix Life Insurance Company (Phoenix) as a result of the reorganization and initial public offering. See Note 3 - "Reorganization."

2.  BASIS OF PRESENTATION

    The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The State of Connecticut Insurance Department (the Insurance Department) recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Connecticut State Insurance Law. No consideration is given by the Insurance Department to financial statements prepared in accordance with GAAP in making such determination.

    In the opinion of management, adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation, have been included. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ending December 31, 2001. These unaudited financial statements should be read in conjunction with the financial statements of PHL Variable for the year ended December 31, 2000.

3.  REORGANIZATION AND INITIAL PUBLIC OFFERING

    PHL Variable Insurance Company's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of demutualization, Phoenix Home Life Mutual Insurance Company (the mutual company) converted from a mutual life insurance company to a stock life insurance company and became a wholly owned subsidiary of The Phoenix Companies, Inc. At that time, the mutual company changed its name to Phoenix Life Insurance Company. The Phoenix Companies, Inc. is a publicly traded company and has filed all the material required to be filed pursuant to governing law.

4.  COMMITMENTS AND CONTINGENCIES

    In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of June 30, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed via Edgar on December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 3, filed via Edgar on April 30, 1997.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Form N-4 Registration Statement (File No. 33-87376) Pre-Effective Amendment No. 1, filed via Edgar on July 20, 1995.

               (4)  Form of Variable Annuity Contract (Retirement Planner's
                    Edge) is incorporated by reference to Registrant's Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

               (5) Form of Application (Retirement Planner's Edge) is incorporated by reference to Registrant's Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

               (6)  (a) Charter of PHL Variable Insurance Company is
                        incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed via Edgar on December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed on December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.


               (9) Written Opinion and Consent of Richard J. Wirth, Esq., filed via Edgar herewith.


               (10) Written Consent of PricewaterhouseCoopers LLP, filed via
                    Edgar herewith.

               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation
                        is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 1, filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 1, filed via Edgar on April 19, 1996.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


               NAME                                               POSITION WITH DEPOSITOR
               ----                                               -----------------------
               Carl T. Chadburn*                                  Director

               Robert W. Fiondella*                               Director and Chairman

               Joseph E. Kelleher**                               Director and Senior
                                                                  Vice President

               Philip R. McLoughlin*                              Director,
                                                                  Executive Vice President and
                                                                  Chief Investment Officer

               David W. Searfoss*                                 Director,
                                                                  Executive Vice President and
                                                                  Chief Financial Officer

               Simon Y. Tan*                                      Director and President

               Dona D. Young*                                     Director and
                                                                  Executive Vice President

               Michael J. Gillotti*                               Executive Vice President



--------------------

* The principal business address of this individual is PHL Variable Insurance Company, One American Row, Hartford, Connecticut 06102-5056.
** The principal business address of this individual is PHL Variable Insurance Company, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

ITEM 26.  NOT APPLICABLE

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of September 30, 2001 there were 1,046 contract owners.


ITEM 28.  INDEMNIFICATION

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article III Section 14 of the By-laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Executive Officers of PEPCO


          NAME AND PRINCIPAL          POSITIONS AND OFFICES
          BUSINESS ADDRESS            WITH UNDERWRITER
          ----------------            ----------------

          Michael E. Haylon**         Director

          Philip R. McLoughlin**      Director and Chairman

          William R. Moyer*           Director, Executive Vice President,
                                      Chief Financial Officer
                                      and Treasurer

          John F. Sharry*             President, Retail Distribution


          Stephen D. Gresham**        Executive Vice President, Chief Sales
                                      and Marketing Officer



* The principal business address of this individual is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.
** The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115-0480.

           (c) Compensation received by PEPCO during Registrant's last fiscal year:


NAME OF                        NET UNDERWRITING                    COMPENSATION               BROKERAGE
PRINCIPAL UNDERWRITER          DISCOUNTS AND COMMISSIONS           ON REDEMPTION              COMMISSIONS            COMPENSATION
---------------------          -------------------------           -------------              -----------            ------------
PEPCO                               $2.8 million                         0                         0                       0


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.


ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 29th day of October, 2001.


                                     PHL VARIABLE INSURANCE COMPANY

                                     By:  *Simon Y. Tan
                                           -------------
                                           Simon Y. Tan
                                           President

                                     PHL VARIABLE ACCUMULATION ACCOUNT

                                     By:  *Simon Y. Tan
                                           -------------
                                           Simon Y. Tan
                                           President
                                           of PHL Variable Insurance Company


       As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 29th day of October, 2001.


       SIGNATURE                                 TITLE
       ---------                                 -----

                                                 Director
----------------------------------
*Carl T. Chadburn

                                                 Director and Chairman
                                                 (Principal Executive Officer)
----------------------------------
*Robert W. Fiondella

                                                 Director
----------------------------------
*Joseph E. Kelleher

                                                 Director
----------------------------------
*Philip R. McLoughlin

                                                 Director
----------------------------------
*David W. Searfoss

                                                 Director, President
----------------------------------
*Simon Y. Tan


/s/ Dona D. Young                                Director
----------------------------------
*Dona D. Young


By:/s/ Dona D. Young
   -------------------------------
*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were filed previously.

                                      S-1